              As filed with the Securities and Exchange Commission
                               on January 30, 2004
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
Pre-Effective Amendment No.___                                   [ ]
Post-Effective Amendment No. 70                                  [X]

                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]
Amendment No. 71                                                 [X]

                                   ----------

                             WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                525 Market Street
                             San Francisco, CA 94105
          (Address of Principal Executive Offices, including Zip Code)

                                   ----------

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                                C. David Messman
                        Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                             San Francisco, CA 94105
                           (Name and Address of Agent
                               for Service) With a
                                    copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to Rule 485(b), or

[ ]  60 days after filing pursuant to Rule 485(a)(1), or

[ ]  on _________ pursuant to Rule 485(a)(1)

[ ]  75 days after filing pursuant to Rule 485(a)(2), or

[ ]  on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

        This Post-Effective Amendment No. 70 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed to register the new Class A, Class B and Class C shares for the National Limited Term Tax-Free Fund and to make certain other non-material changes. This Post-Effective Amendment does not affect the Registration Statement of any of the Trust's other funds.

                             WELLS FARGO FUNDS TRUST
                              Cross Reference Sheet

Form N-1A Item Number

Part A                      Prospectus Captions
------                      -------------------

 1                          Front and Back Cover Pages
 2                          Objectives
                            Principal Strategies
                            Summary of Important Risks
 3                          Summary of Expenses
                            Example of Expenses
 4                          Objectives
                            Principal Strategies
                            Summary of Important Risks
                            See Individual Fund Summaries
                            Additional Strategies and General Investment Risks
 5                          Not applicable
 6                          Organization and Management of the Funds
 7                          Your Account
                            How to Buy Shares
                            How to Sell Shares
                            Income and Gain Distributions
                            Taxes
 8                          Not Applicable
 9                          See Individual Fund Summaries

Part B                      Statement of Additional Information Captions
------                      --------------------------------------------

10                          Cover Page and Table of Contents
11                          Capital Stock
                            Cover Page
12                          Cover Page
                            Investment Policies
                            Additional Permitted Investment Activities and
                            Associated Risks
13                          Management
14                          Capital Stock
15                          Management
                            Additional Purchase and Redemption Information
16                          Portfolio Transactions
17                          Capital Stock
18                          Determination of Net Asset Value
                            Additional Purchase and Redemption Information
19                          Federal Income Taxes
20                          Management
21                          Performance Calculations
22                          Financial Information

Part C                      Other Information
------                      -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                             WELLS FARGO FUNDS TRUST

                       National Limited Term Tax-Free Fund
                            Class A, Class B, Class C

                        Amendment dated January 30, 2004,
          to the Prospectus for the Class A, Class B and Class C shares dated November 1, 2003, as supplemented January 30, 2004

This amendment contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"). At its November 4, 2003 regular meeting, the Board unanimously approved the issuance of Class A, Class B and Class C shares by the National Limited Term Tax-Free Fund (the "Fund"), effective as of January 30, 2004.

Accordingly, the Fund's Prospectus is amended as follows:

1.   In the "Table of Contents," insert the Fund name as follows:

          National Limited Term Tax-Free Fund

2. Under "Tax-Free Funds Overview," add a new row to the existing table with the following information:

---------------------  --------------------  -----------------------------------
FUND                   OBJECTIVE             PRINCIPAL STRATEGIES
---------------------  --------------------  -----------------------------------
National Limited Term  Seeks current income  We invest in investment-grade
Tax-Free Fund          exempt from federal   municipal securities. Under normal
                       income tax            circumstances, we maintain the
                                             Fund's dollar-weighted average
                                             maturity between 1 and 5 years. We
                                             emphasize investments in municipal
                                             securities that pay interest
                                             income.

3.   Under "Summary of Important Risks:"

     a. In the "Common Risks for the Funds" sub-section, replace the second to last sentence under "Non-Diversification" with the following:

               "The National Limited Term Tax-Free Fund and the National Tax-Free Fund are considered to be diversified."

     b. In the "Fund/Specific Risks" sub-section, add a new row to the existing table with the following information:

---------------------  ---------------------------------------------------------
FUND                   SPECIFIC RISKS
---------------------  ---------------------------------------------------------
National Limited Term  The Fund is primarily subject to the "Debt Securities"
Tax-Free Fund          and "Municipal Securities" risks described under
                       "Common Risks for the Funds" on page 6. The Fund may from time to time focus on investments in certain states or geographic regions, and its performance could be disproportionately affected by political or demographic factors in such states or regions.

4.   Under "Performance History," add a new page with the following information:

          National Limited Term Tax-Free Fund Class A Calendar Year Returns*/1/

[GRAPHIC APPEARS HERE]

Best Qtr.: Q2 '02 . 3.68%              Worst Qtr.: Q2 '99 . (1.15)%

* Performance shown reflects the performance of the Institutional Class shares. The Institutional Class shares do not have sales charges.

The table below provides average annual total return information for the Fund's Class A, Class B and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average Annual Total Returns

                                                                       Life of
For the period ended 12/31/03                       1 year   5 years     Fund

Class A Returns Before Taxes (Incept. 1/30/04)/1/     3.53%     4.72%     5.62%

Class A Returns After Taxes on Distributions/1/       3.53%     4.72%     5.61%

Class A Returns After Taxes on Distributions and
Sale of Fund Shares/1/                                3.33%     4.61%     5.43%

Class B Returns Before Taxes (Incept. 1/30/04)/1/     3.53%     4.72%     5.62%

Class C Returns Before Taxes (Incept. 1/30/04)/1/     3.53%     4.72%     5.62%

LB 3-Year Muni Index/2/
(reflects no deduction for expenses or taxes)         2.68%     4.82%     5.03%

/1/ Performance shown for this Class reflects the performance of the Fund's Institutional Class shares, and includes fees and expenses that are not applicable and are lower than those of this Class. The Institutional Class shares annual returns are substantially similar to what this Class's returns would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. The Fund's Institutional Class shares incepted on October 1, 1996.

/2/  Lehman Brothers 3-Year Municipal Bond Index.

5.   Under "Summary of Expenses:"

     a. In the "Shareholder Fees" sub-section, replace the existing header bar of the first table with the following information:

          ------------------------------------------------
                            All Funds
          Except the California Limited Term Tax-Free Fund
            and the National Limited Term Tax-Free Fund
          ------------------------------------------------

     b. In the "Shareholder Fees" sub-section, add the following table and replace existing "Footnote 1" with the following information:

--------------------------------------------------------------------------------
                                             National Limited Term Tax-Free Fund
--------------------------------------------------------------------------------
                                                Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering price)      3.00%      None       None

Maximum deferred sales charge (load) (as a
percentage of Net Asset Value ("NAV")
at purchase)                                       None/1/    3.00%      1.00%
--------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. The California Limited Term Tax-Free Fund and National Limited Term Tax-Free Fund will assess a 0.50% CDSC on such redemptions. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CSDC.

     c. In the "Annual Fund Operating Expenses" sub-section add a new table next to the existing tables with the following information:

--------------------------------------------------------------------------------
                                             National Limited Term Tax-Free Fund
--------------------------------------------------------------------------------
                                                Class A    Class B    Class C
--------------------------------------------------------------------------------
Management Fees                                    0.40%      0.40%      0.40%

Distribution (12b-1) Fees                          0.00%      0.75%      0.75%

Other Expenses/2/                                  0.65%      0.65%      0.65%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               1.05%      1.80%      1.80%
--------------------------------------------------------------------------------
Fee Waivers                                        0.20%      0.20%      0.20%
--------------------------------------------------------------------------------
NET EXPENSES/3/                                    0.85%      1.60%      1.60%
--------------------------------------------------------------------------------

     d. In the "Example of Expenses" sub-section add the following tables for the Fund:

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                             National Limited Term Tax-Free Fund
--------------------------------------------------------------------------------
                                                Class A    Class B    Class C
--------------------------------------------------------------------------------
 1 YEAR                                         $   384    $   463    $   263

 3 YEARS                                        $   605    $   647    $   547

 5 YEARS                                        $   843    $   870    $   956

10 YEARS                                        $ 1,527    $ 1,541    $ 2,100
--------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                             National Limited Term Tax-Free Fund
--------------------------------------------------------------------------------
                                                Class A    Class B    Class C
--------------------------------------------------------------------------------
 1 YEAR                                         $   384    $   163    $   163

 3 YEARS                                        $   605    $   547    $   547

 5 YEARS                                        $   843    $   870    $   956

10 YEARS                                        $ 1,527    $ 1,541    $ 2,100
--------------------------------------------------------------------------------

6.   Add an individual Fund description for the Fund as follows:

National Limited Term Tax-Free Fund
--------------------------------------------------------------------------------

Portfolio Managers: Patricia D. Hovanetz,CFA; Arthur C. Evans

--------------------------------------------------------------------------------

Investment Objective
The National Limited Term Tax-Free Fund seeks current income exempt from federal income taxes.

--------------------------------------------------------------------------------

Investment Strategies
We invest in investment grade municipal securities. We invest principally in municipal securities that pay interest exempt from federal income tax, including AMT.

Under normal circumstances, we maintain the Fund's dollar-weighted average maturity between 1 and 5 years, but this average will vary depending on anticipated market conditions. We emphasize investments in municipal securities that pay interest income.

--------------------------------------------------------------------------------

Permitted Investments
Under normal circumstances, we invest:

.. at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax;

.. up to 20% of the Fund's assets in securities that pay interest subject to federal income tax, including federal AMT; and

.. up to 25% of total assets in securities of issuers located in the same state or in related issuers.

--------------------------------------------------------------------------------

Important Risk Factors
The Fund is primarily subject to the "Debt Securities" and "Municipal Securities" risks described under "Common Risks for the Funds" on page 6. The Fund may from time to time focus on investments in certain states or geographic regions, and their performance could be disproportionately affected by political or demographic factors in such states or regions.

You should consider these risks along with the "Additional Strategies and General Investment Risks" section beginning on page 44. These considerations are all important to your investment choice.

7. Under "Additional Strategies and General Investment Risks," add a new column to the existing table with the following information:

                                                                        --------
                                                                        NATIONAL
                                                                        LIMITED
                                                                        TERM
                                                                        TAX-FREE
                                                                        FUND
--------------------------------------------------------------------------------
INVESTMENT PRACTICE                          PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary    Leverage Risk                 X
purposes (e.g. to meet shareholder
redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are     Interest Rate and             X
adjusted either on a schedule or when an     Credit Risk
index or benchmark changes.

Forward Commitment, When-Issued and Delayed
Delivery Transactions
Securities bought or sold for delivery at    Interest Rate, Leverage       X
a later date or bought or sold for a fixed   and Credit Risk
price at a fixed date.

High Yield Securities
Debt securities of lower quality that        Interest Rate and
produce generally higher rates of return.    Credit Risk
These securities, sometimes referred to as "junk bonds," tend to be more sensitive to economic conditions, more volatile and less liquid and are subject to greater risk of default.

Illiquid Securities
A security which may not be sold or          Liquidity Risk                X
disposed of in the ordinary course of
business within seven days of
approximately the value determined for it by the Fund. Limited to 15% of net assets.

Loans of Portfolio Securities
The practice of loaning securities to        Credit, Counter-Party         X
brokers, dealers and financial               and Leverage Risk
institutions to increase return on those securities. Loans may be made up to 1940
Act limits (currently one third of total assets, including the value of collateral received).

Mortgage- and Other Asset-Backed Securities
Securities consisting of undivided           Interest Rate, Credit and     X
fractional interests in pools of consumer    Prepayment/Extension
loans, such as mortgage loans, car loans,    Risk
credit card debt, or receivables held in trust.

Other Mutual Funds
Investments by the Fund in shares of other   Market Risk                   X
mutual funds, which will cause Fund
shareholders to bear a pro rata portion of the other fund's expenses, in addition to the expenses paid by the Fund.

Private Activity Bonds
Bonds that pay interest subject to the       Interest Rate and Credit      X
federal alternative minimum tax. Limited     Risk
to 20% of net assets.

Repurchase Agreements
A transaction in which the seller of a       Credit and Counter-Party      X
security agrees to buy back the security     Risk
at an agreed upon time and price, usually with interest.

8. Under "A Choice of Share Classes," replace the second sentence in the third full paragraph that appears after the bullet points with the following:

          Class C shares are available for the California Limited Term Tax-Free, California Tax-Free, National Tax-Free and National Limited Term Tax-Free Funds.

9.   Under "A Choice of Share Classes:"

     a. In the "Class A Share Sales Charge Schedule" sub-section, replace the existing header bar of the first table with the following information:

--------------------------------------------------------------------------------
CLASS A SHARES (EXCEPT THE CALIFORNIA LIMITED TERM TAX-FREE FUND AND THE NATIONAL LIMITED TERM TAX-FREE FUND) HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

     b. In the "Class A Share Sales Charge Schedule" sub-section, replace the existing header bar of the second table with the following information:

--------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE FUND AND NATIONAL LIMITED TERM TAX-FREE FUND CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

     c. In the "Class B Share CDSC Schedule" sub-section, replace the first paragraph and first table with the following information:

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, and within three years for the National Limited Term Tax-Free Fund, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties"). The CDSC schedules are as follows:

----------------------------------------------------------------------------------
CLASS B SHARES (EXCEPT THE NATIONAL LIMITED TERM TAX-FREE FUND) HAVE THE
FOLLOWING CDSC SCHEDULE:
----------------------------------------------------------------------------------
REDEMPTION
WITHIN      1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  7 YEARS  8 YEARS

CDSC          5.00%    4.00%    3.00%    3.00%    2.00%    1.00%    0.00% A Shares

--------------------------------------------------------------------------------
CLASS B SHARES FOR THE NATIONAL LIMITED TERM TAX-FREE FUND HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------
REDEMPTION WITHIN   1 YEAR   2 YEARS  3 YEARS  4 YEARS  5 YEARS

CDSC                  3.00%    2.00%     1.00%    0.00% A Shares

10. Under "Reductions and Waivers of Sales Charges," in the "Distribution Plan" sub-section, add a new row to the existing table with the following information:

-------------------------------------------------------
FUND                                  Class B   Class C
-------------------------------------------------------
National Limited Term Tax-Free Fund      0.75%     0.75%
-------------------------------------------------------

11.  Under "Exchanges," add the following sub-bullet to the third bullet point:

..    Class B shares of the Wells Fargo Money Market Fund may not be exchanged for Class B shares of the Wells Fargo National Limited Term Tax-Free Fund; and

12.  Under "Portfolio Managers:"

     a.   Add a new line in the "Arthur C. Evans" section as follows:
             National Limited Term Tax-Free Fund since 2000

     b.   Add a new line in the "Patricia D. Hovanetz, CFA" section as follows:
             National Limited Term Tax-Free Fund and its predecessor since 1999

                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                            Dated November 1, 2003,
         as supplemented November 19, 2003 and amended January 30, 2004

                     CALIFORNIA LIMITED TERM TAX-FREE FUND
                            CALIFORNIA TAX-FREE FUND
                             COLORADO TAX-FREE FUND
                            MINNESOTA TAX-FREE FUND
                      NATIONAL LIMITED TERM TAX-FREE FUND
                             NATIONAL TAX-FREE FUND
                             NEBRASKA TAX-FREE FUND

               Class A, Class B, Class C and Institutional Class

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about seven funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the California Limited Term Tax-Free Fund, California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited Term Tax-Free Fund, National Tax-Free Fund and Nebraska Tax-Free Fund. Each Fund, except the National Tax-Free Fund and National Limited Term Tax-Free Fund, is considered non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The California Tax-Free Fund, Colorado Tax-Free Fund, Minnesota Tax-Free Fund, National Limited Term Tax-Free and National Tax-Free Fund offer Class A, Class B and Institutional Class shares. The California Tax-Free, National Limited Term Tax-Free and National Tax-Free Funds also offer Class C shares. The California Limited Term Tax-Free Fund offers Class A, Class C and Institutional Class shares. The Nebraska Tax-Free Fund offers Institutional Class shares only. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, dated November 1, 2003. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended June 30, 2003, are hereby incorporated by reference to the Annual Report. Copies of the Prospectuses and Annual Report may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

Historical Fund Information................................................... 1

Investment Policies........................................................... 3

Additional Permitted Investment Activities and Associated Risks............... 5

Special Considerations Affecting California Municipal Obligations............ 17

Special Considerations Affecting Colorado Municipal Obligations.............. 24

Special Considerations Affecting Minnesota Municipal Obligations............. 27

Special Considerations Affecting Nebraska Municipal Obligations.............. 29

Management................................................................... 31

Performance Calculations..................................................... 42

Determinations of Net Asset Value............................................ 46

Additional Purchase and Redemption Information............................... 46

Portfolio Transactions....................................................... 49

Fund Expenses................................................................ 50

Taxes........................................................................ 51

Prroxy Voting Policies and Procedures........................................ 60

Capital Stock ............................................................... 61

Other........................................................................ 66

Counsel...................................................................... 67

Independent Auditors......................................................... 67

Financial Information........................................................ 67

Appendix.................................................................... A-1

                           HISTORICAL FUND INFORMATION

     The Funds in this SAI, except for the Nebraska Tax-Free Fund, were created as part of the reorganization of the Stagecoach family of funds advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or "WFB"), and the Norwest Advantage family of funds advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The reorganization followed the merger of the advisers' parent companies.

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the "Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios to each Fund, except for the Nebraska Tax-Free Fund. Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

     On May 9, 2000, the Board of Trustees of Great Plains Funds ("Great Plains") and the Board approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of the Great Plains Tax-Free Bond Fund to the Trust's Nebraska Tax-Free Fund. The Nebraska Tax-Free Fund was organized as the successor fund to the Great Plains Tax-Free Bond Fund, which was reorganized into the Nebraska Tax-Free Fund effective September 11, 2000.

     The chart below indicates the predecessor Stagecoach, Norwest and Great Plains Funds that are the accounting survivors of the Wells Fargo Funds.

---------------------------------------------------------------------------
Wells Fargo Funds                    Predecessor Funds
---------------------------------------------------------------------------
California Limited Term Tax-Free     Stagecoach California Tax-Free Income
---------------------------------------------------------------------------
California Tax-Free                  Stagecoach California Tax-Free Bond
---------------------------------------------------------------------------
Colorado Tax-Free                    Norwest Colorado Tax-Free
---------------------------------------------------------------------------
Minnesota Tax-Free                   Norwest Minnesota Tax-Free
---------------------------------------------------------------------------
National Limited Term Tax-Free       Norwest Limited Term Tax-Free
---------------------------------------------------------------------------
National Tax-Free                    Norwest Tax-Free Income
---------------------------------------------------------------------------
Nebraska Tax-Free                    Great Plains Tax-Free Bond
---------------------------------------------------------------------------

     The California Tax-Free and California Limited Term Tax-Free Funds (sometimes referred to as the "California Funds") commenced operations on November 8, 1999, as successor to the Stagecoach California Tax-Free Bond and Stagecoach California Tax-Free Income Funds, respectively. The California Funds were originally organized as funds of Stagecoach. The California Tax-Free Bond Fund commenced operations on January 1, 1992 and the California Tax-Free Income Fund commenced operations on November 18, 1992. On December 12, 1997, the California Tax-Free Bond Fund of Overland Express Funds, Inc. ("Overland") was reorganized with and into the Stagecoach California Tax-Free Bond Fund. The California Tax-Free Bond Fund of Overland commenced operations on October 6, 1988.

     The Colorado Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Colorado Tax-Free Fund. The predecessor Norwest Fund commenced operations on June 1, 1993.

     The Minnesota Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Minnesota Tax-Free Fund. The predecessor Norwest Fund commenced operations on January 12, 1988. On November 16, 2001, the Minnesota Tax-Free Fund acquired all of the net assets of the Minnesota Intermediate Tax-Free Fund.

     The National Limited Term Tax-Free Fund commenced operations on November 8, 1999, as successor to the Norwest Limited Term Tax-Free Fund. The predecessor Norwest Fund commenced operations on October 1, 1996.

     The National Tax-Free Fund commenced operations on November 8, 1999, as successor to the Stagecoach National Tax-Free Fund and the Norwest Tax-Free Income Fund. For accounting purposes, the Norwest Tax-Free Income predecessor portfolio is considered the surviving entity and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Tax-Free Income Fund. The predecessor Norwest Tax-Free Income Fund commenced operations on August 1, 1989. On February 23, 2001, the National Tax-Free Fund acquired all of the net assets of the First Achievement Idaho Municipal Bond Fund and First Achievement Municipal Bond Fund. On May 20, 2002, the National Tax-Free Fund acquired all of the net assets of the Wells Fargo Arizona Tax-Free Fund and the Wells Fargo Oregon Tax-Free Fund.

     The Nebraska Tax-Free Fund commenced operations on September 11, 2000, as successor to the Great Plains Tax-Free Bond Fund. The predecessor Great Plains Tax-Free Bond Fund commenced operations on September 29, 1997 as the public successor to a common trust fund that incepted on August 31, 1989.

                               INVESTMENT POLICIES

Fundamental Investment Policies
-------------------------------

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that (i) this restriction does not limit a Fund's investments in securities of other investment companies,
(ii) this restriction does not limit a Fund's investments in municipal securities, (iii) each Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry; and (iv) each Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (3) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (5) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments; nor

     (8) invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax), and (ii) for the state-specific Funds, in investments the income from which is also exempt from such state's income tax.

Non-Fundamental Investment Policies
-----------------------------------

     Each Fund has adopted the following non-fundamental policies, which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (4) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

General
-------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES
                              AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

Asset-Backed Securities
-----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

Bank Obligations
----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Bonds
-----

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

Borrowing
---------

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

Commercial Paper
----------------

     The Funds may invest in commercial paper (including variable amount master demand notes, see " "Floating- and Variable-Rate Obligations" below), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable-rate demand notes and variable-rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Statistical Organization ("NRSRO").

Convertible Securities
----------------------

     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's financial reporting, credit rating, and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Derivative Securities
---------------------

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Funds' investment objectives, policies and quality standards, consider making investments in such new types of derivative securities.

Diversification
---------------

     The Funds are non-diversified, except for the National Tax-Free Fund and National Limited Term Tax-Free Fund, which means that they have greater latitude than a diversified fund with respect to the investment of their assets in the securities of relatively few municipal issuers. As non-diversified portfolios, these Funds may present greater risks than a diversified fund. However, each Fund intends to comply with applicable diversification requirements of the Internal Revenue Code of 1986, as amended (the "Code"), as discussed further below under "Taxes."

Dollar Roll Transactions
------------------------

     The Funds may enter into "dollar roll" transactions wherein a Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Funds' use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

Floating- and Variable-Rate Obligations
---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations that are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Forward Commitment, When-Issued and Delayed-Delivery Transactions
-----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Geographic Concentration
------------------------

     The Funds, except for the National Limited Term Tax-Free and the National Tax-Free Funds, invest substantially all of their assets in municipal securities issued by issuers within a particular state and the state's political subdivisions. Those Funds are more susceptible to factors adversely affecting issuers of those municipal securities than would be a more geographically diverse municipal securities portfolio. These risks arise from the financial condition of the state and its political subdivisions. To the extent state or local governmental entities are unable to meet their financial obligations, the income derived by a Fund, its ability to preserve or realize appreciation of its portfolio assets or its liquidity could be impaired.

     To the extent a Fund's investments are primarily concentrated in issuers located in a particular state, the value of the Fund's shares may be especially affected by factors pertaining to that state's economy and other factors specifically affecting the ability of issuers of that state to meet their obligations. As a result, the value of the Fund's assets may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments and quasi-government agencies to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political and demographic conditions within their state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to governmental issuers may also affect their ability to meet obligations. Payments of principal and interest on private activity securities will depend on the economic condition of the facility specific revenue source from whose revenues the payments will be made, which in turn, could be affected by economic, political or demographic conditions in the state.

High Yield/Lower-Rated Debt Securities
--------------------------------------

     The Minnesota Tax-Free Fund may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher- rated securities.

     The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

     The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish the Fund's ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Illiquid Securities
-------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale and for which there may not be a readily available market and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may not invest or hold more than 15% of its net assets in illiquid securities.

Guaranteed Investment Contracts
-------------------------------

     Guaranteed investment contracts ("GICs") are issued by insurance companies. In purchasing a GIC, a Fund contributes cash to the insurance company's general account and the insurance company then credits to the Fund's deposit fund on a monthly basis guaranteed interest at a specified rate. The GIC provides that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it. There is no secondary market for GICs and, accordingly, GICs are generally treated as illiquid investments. GICs are typically unrated.

Loans of Portfolio Securities
-----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Trustees to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

     Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or "Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the Securities and Exchange Commission ("SEC"), Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Mortgage-Related Securities
---------------------------

     The Funds may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage-related securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Collateralized mortgage obligations, adjustable rate mortgages and mortgage participation certificates are the primary types of mortgage-related securities utilized by the Funds.

     Collateralized Mortgage Obligations ("CMOs"). The Funds may invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

     Adjustable Rate Mortgages ("ARMs"). The Funds each may invest in ARMs issued or guaranteed by a government agency such as the GNMA, FNMA or FHLMC, or by a private issuer. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high-quality investments that present minimal credit risks. The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, whereas those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards. The yields provided by ARMs issued by a government agency have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The Funds may also invest in ARMs offered by private issuers. These securities generally offer a higher rate of interest, but also involve greater credit and interest rate risk than U.S. Government agency issued ARMs because they offer no direct or indirect governmental guarantees. However, many private issuers or servicers of ARMs guarantee or provide insurance for timely payment of interest and principal.

     Mortgage Participation Certificates. The Funds also may invest in mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"), both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. Mortgage participation certificates differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

     Other Mortgage-Related Securities. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     Prepayment and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of a Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may also expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.

     Interest Rate Risk. The interest rates on the underlying mortgages of mortgage-related securities generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of a Fund's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

Municipal Bonds
---------------

     The Funds invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

Municipal Notes
---------------

     The Funds may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Changes in the value of municipal securities held in a Fund's portfolio arising from these or other factors will cause changes in the NAV per share of the Fund.

Municipal Securities
--------------------

     Stand-by Commitments. The Funds may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

     The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities. A Fund values stand-by commitments at zero in determining NAV. When a Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

Other Investment Companies

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company, and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

Participation Interests

     Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

Privately Issued Securities

     Certain Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation:
(1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

Repurchase Agreements

     Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Trustees and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Stripped Securities

     The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs) and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds may not purchase stripped mortgage-backed securities. The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Swaps, Caps, Floors and Collars

     A Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by a Fund and a counterparty of their respective commitments to pay or receive interest (e.g., an exchange of floating-rate payments for fixed-rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually based principal amount (the "notional principal amount") is tied to a reference pool of mortgages. Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap.

The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

U.S. Government Obligations

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Warrants

     Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

Zero Coupon Bonds

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

Nationally Recognized Statistical Ratings Organizations

     The ratings of Moody's Investors Services ("Moody's), Standard & Poor's ("S&P") and Fitch Investors Service, Inc. ("Fitch") represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                        SPECIAL CONSIDERATIONS AFFECTING
                        CALIFORNIA MUNICIPAL OBLIGATIONS

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the State, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official Statements relating to securities offerings of the State of California and various local agencies available as of the date of this SAI. While the Trust has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

The California Economy and General Information

     The economy of the State of California is the largest among the 50 states and is one of the largest in the world, having components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Following a deep recession from mid-1990 through late 1993, California's economy, mirroring that of the nation, experienced an unprecedented economic boom due in large part to growth in the high-technology sector. The economy surged from 1995 through 2000, bringing record revenues to the State's General Fund. During the second half of the 1990's, the General Fund took in combined tax revenues that exceeded initial annual revenue projections. These additional funds were largely directed to school spending as mandated by Proposition 98 (described below) and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. In 1998-99 through 2000-01, new spending programs were also enacted - particularly for education, new capital outlay projects were funded from current receipts and significant tax reductions were enacted.

     In early 2001, however, California's economy went into a recession, losing approximately 275,000 jobs between January 2001 and January 2002. A decline in revenues from the personal income tax on capital gains and stock options, brought on by the weak performance of the stock market through 2002 and exacerbated by the tragic events of September 11, 2001, have directly impacted the State's economy. The impact has been particularly felt in the high technology sector centered in the Bay Area/Silicon Valley, in the construction sector, in exports and in tourism and related industries. Fuel and other energy prices have also risen sharply, affecting state and local government economies. California's fiscal year begins on July 1 and ends on June 30 of each year, and the annual budget must be passed by the vote of 2/3 of both houses of the State Legislature. On January 10, 2003, the Governor released his proposed budget for fiscal year 2003-04 (the "2003 Governor's Budget"), which projected revenues of $61.7 billion and a budget shortfall of $34.6 billion. As of July 1, 2003, the expected shortfall for 2003-04 as announced by the office of the Governor had increased to $38.2 billion. The bulk of the reduced revenue is directly attributable to an approximately $13 billion drop in personal income taxes from stock option and capital gains activity. The change in the State's fiscal condition also reflects a more than $6 billion drop in revenues as compared to revenue projections in the 2002 Governor's Budget. The Department of Finance estimates that as of June 30, 2002, taking into account the approximately $6.3 billion loan from the Special Fund for Economic Uncertainties ("SFEU") to the Department of Water Resources, the State's General Fund had an actual deficit of $2.1 billion. On August 2, 2003, the Governor signed the 2003 Budget Act. While the 2003 Budget balances the State's finances for the current fiscal year, it creates an approximately $8 billion structural deficit and includes large spending reductions, borrowings, fund shifts and revenue assumptions. At the present time, no assurances can be made as to actual amounts available to the State of California from the General Fund or other sources.

Bond Ratings

     Three major credit rating agencies, Moody's, S&P and Fitch, assign ratings to California long-term general obligation bonds. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

     As of February 10, 2003, the State's general obligation bonds were rated A2 by Moody's, A by Standard & Poor's and A by Fitch Ratings. On February 10, 2003, Moody's lowered its rating from A1 to A2 to reflect the magnitude of the imbalance between the State's revenues and expenditures, and the expectation that the State will be unable to sufficiently address the imbalance in the upcoming fiscal year. In August 2003, Moody's further lowered its rating from A2 to A3. In December 2002, citing the sharply higher General Fund deficit for fiscal year 2002-03 and the anticipated deficit for fiscal year 2003-04, Standard & Poor's lowered its rating from A+ to A. In July 2003, Standard & Poor's further lowered its rating from A to BBB. Similarly, in February 2002, Fitch Ratings lowered its rating from AA to A, citing continuing financial pressures on the State since 2001. California's overall credit rating ranks fiftieth out of the fifty states. While it is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch Ratings will change such ratings in the future, there may be further downgrades in the State's credit ratings.

State Finances

     The moneys of California are segregated into the General Fund and approximately 900 Special Funds. The General Fund consists of the revenues received by the State's Treasury and not required by law to be credited to any other fund, as well as earnings from State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the State. The General Fund may be expended as the result of appropriation measures by the California Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded by General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State's Controller to meet cash needs of the General Fund. The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. Any appropriation made from the SFEU is deemed an appropriation from the General Fund, for budgeting and accounting purposes. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

     Fiscal Year 2002-03 Budget. The 2002-03 Governor's Budget (the "2002 Governor's Budget") projected a fall-off in General Fund Revenues due to the national economic recession combined with the decline in the stock market, which began in mid-2000. Personal Income Tax receipts, which include stock option and capital gains realizations, were particularly affected by the slowing economy and market decline. As a result, the projected combined budget gap for 2001-02 and 2002-03, presented in the 2002 Governor's Budget, was approximately $12.5 billion. However, the May revision to the 2002 Governor's Budget projected further deterioration in revenues of $9.5 billion and additional expenditures of $1.6 billion. The result was a combined budget gap in 2001-02 and 2002-03 of $23.6 billion.

     2002 Budget Act. On September 5, 2002, the Governor signed the 2002 Budget Act. The Budget Act initially projected total General Fund revenues and transfers of $79.2 billion and expenditures of $76.7 billion in 2002-03. The 2002 Budget Act also included Special Fund expenditures of $19.3 billion with expected Special Fund revenues of $14.7 billion, and $2.8 billion of Bond Fund expenditures. The 2002 Budget Act assumed a General Fund budget reserve (as a balance in the SFEU as of June 30, 2003) of approximately $1 billion. The revenue estimates have proven to be substantially overstated due in large part to the failure of the economy to recover as anticipated. Based upon revised estimates in the 2003 Governor's Budget, the General Fund's revenues and transfers in 2002-03 totaled approximately $73.1 billion, expenditures totaled approximately $75.5 billion and the estimated SFEU deficit as of June 30, 2003, was $5.9 billion.

     Subsequent Developments. In mid-2002, the Governor notified all state agencies to prepare all fiscal year 2003-04 budget proposals for a cut in state funding of at least 20%. On November 21, 2002, the Governor further directed state agencies to take immediate action to reduce any non-critical or non-essential activities. Within a few months following the adoption of the 2002 Budget Act, it became clear that anticipated economic recovery was not going to occur and that the economy was remaining stagnant. It became apparent, therefore, that revenue projections for the 2002-03 fiscal year were significantly overstated. In November 2002, the Legislative Assistant issued a report (the "LAO Report") indicating that, absent corrective actions, the General Fund would have a budget deficit of approximately $6.1 billion by the end of fiscal year 2002-03 (as compared to the $1 billion reserve balance predicted in the 2002 Budget Act) and a cumulative budget deficit of over $21 billion by the end of the 2003-04 fiscal year. On January 10, 2003, the 2003 Governor's Budget was released, which projected a further significant downward revision in State revenues as a result of the unexpected sluggish economic recovery. The decline was mainly due to weak personal income tax revenues, which dropped by nearly 26% in the 2001-02 and 2002-03 fiscal years, and as of July 1, 2003, the office of the Governor projected a combined budget shortfall for fiscal 2002-03 and 2003-04 of $38.2 billion.

     The 2003 Governor's Budget projected revenues for the three largest tax sources to be about $61.7 billion in fiscal year 2002-03, more than $6 billion lower than projected in the 2002 Budget Act. Most of the decline is attributable to decreased personal income tax revenues, which are particularly impacted by the stock market's decline. The 2003 Governor's Budget projected total revenues and transfers of $73.1 billion and $69.2 billion in fiscal 2002-03 and 2003-04, respectively. The estimate for fiscal year 2002-03 included approximately $2.8 billion of transfers and loans. In the May 2003 revision, released on May 14, 2003 (the "2003 May Revision"), the State proposed to take a number of major actions to close the $38.2 billion budget shortfall for the 2002-03 and 2003-04 fiscal years combined. These actions included certain expenditure reductions in the areas of education and health and human services, the realignment of various government funded programs related to mental health, substance abuse, children and long-term care, shifting of State funds and the issuance of additional debt.

     2003 Budget Act. On August 2, 2003, the Governor signed the 2003 Budget Act ("2003 Budget"). The 2003 Budget overcame a gap of approximately $38.1 billion through a combination of spending reductions, borrowing, fund shifts and revenue assumptions. The major gap-filling measures include $13.7 billion in spending reductions and savings, $3.9 billion from the elimination of the vehicle license fee payments to municipal governments, $10.7 billion in deficit financing including the issuance of additional bonds, $4.5 billion in additional revenues, including $2.2 billion in federal funds received from the state fiscal relief provisions of the federal tax bill and $680 million from tribal gaming activities, $4.4 billion from internal borrowing and fund shifts and $2.3 billion from other borrowing activities, including the sale of bonds backed by the State's payments from the national settlement between states and the tobacco industry and pension obligation bonds. The 2003 Budget authorizes total spending of $98.9 billion, of which $70.8 billion is from the General Fund, $20.5 billion is from special funds, and $7.5 billion is from bond funds. The 2003 Budget, while balanced for fiscal year 2003-04, is based in part on the generation of revenue through the issuance of additional debt and transfers between funds of currently existing debt. Due to the projected timing of the debt issuances and repayment schedules therefor, the 2003 Budget creates a structural deficit of roughly $8 billion for fiscal year 2004-05.

State Indebtedness

     The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies.

     Capital Facilities Financing. General Obligation Bonds and Commercial Paper Program. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

     As of January 1, 2003, the State had outstanding $25.7 billion aggregate principal amount of long-term general obligation bonds and unused voter authorizations for the future issuance of $29.2 billion of long-term general obligation bonds, including up to $16.1 billion of commercial paper notes (and as of that date $472.5 million aggregate principal amount of general obligation commercial paper notes was outstanding).

     Lease-Purchase Debt. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease, which provides the source of payment of the debt service on the lease-purchase bonds. The State had $6.7 billion General Fund-supported lease-purchase debt outstanding at January 1, 2003. The State Public Works Board, which is authorized to sell lease revenue bonds, had $4.1 billion authorized and unissued as of January 1, 2003. In addition, certain joint powers authorities were authorized to issue approximately $81 million of revenue bonds to be secured by State leases.

     Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects that are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had $30.5 billion aggregate principal amount of revenue bonds and notes that are non-recourse to the General Fund outstanding as of June 30, 2002.

     Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State issued $5.7 billion of 2001-02 Revenue Anticipation Notes (the "2001 RANs") on October 4, 2001, that matured on June 28, 2002. To provide additional cash resources necessary to pay the State's obligations at the end of June 2002 and into the first few months of the 2002-03 fiscal year, the State issued $7.5 billion of Revenue Anticipation Warrants ("2002 RAWs"). The 2002 RAWs were repaid in October and November 2002. The State issued a total of

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$12.5 billion of 2002-03 RANs ("2002 RANs") in October 2002 and November 2002 to
partially fund its cash flow needs in the 2002-03 fiscal year, including repayment of the 2002 RAWs issued in June 2002.

     The cash flow estimates for the 2002-03 fiscal year reflect the receipt of $6.6 billion from the sale of Department of Water Resources ("CDWR") power revenue bonds in November 2002 and $2.5 billion from the sale of tobacco litigation settlement payments in January 2003. The cash flow estimates project the receipt of $2.0 billion from a second sale of tobacco litigation settlement payments currently scheduled for April 2003. If the General Fund is projected to have insufficient resources to pay the 2002 RANs, the Controller is authorized to issue additional RAWs. It may also be necessary to issue additional RAWs to repay obligations in the first part of the 2003-04 fiscal year (as was the case in 2002). On February 6, 2003, the State Controller announced that it was likely the State would have to issue between $2 billion and $8 billion of RAWs before the end of June 2003, but to date, no new RAWs have been issued.

Changes in California Constitutional and Other Laws

     In 1978, California voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution. Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the State so as to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the State from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.

     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the State's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990) changed State funding of public education below the university level and the operation of the State's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which provided in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval.

     In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the State's Constitution generally requiring voter approval of most tax or fee increases by local governments and curtailing local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously authorized taxes, assessments, fees and charges. The interpretation and application of Proposition 218 will ultimately be determined by the courts. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may

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be, reduced. It remains to be seen, as such, what impact these Articles will have on existing and future California security obligations.

     Beginning January 1, 1999, the State implemented a Vehicle License Fee (a personal property tax on the value of automobiles, the "VLF") offset program, lowering the VLF in successive stages if General Fund revenues met certain targets. Following a number of percentage adjustments, the offset was permanently increased to 67.5 percent beginning July 1, 2002. These offset levels are expected to reduce VLF revenues by $3.726 billion in 2002-03 and $3.913 billion in 2003-04. The amount will be adjusted thereafter as vehicle sales activity changes.

     In Howard Jarvis Taxpayers Association v. Kathleen Connell, plaintiff taxpayer association challenged the authority of the State Controller to make payments from the State Treasury in the absence of a state budget. In particular, the suit questioned the Controller's authority to make payments pursuant to a continuing appropriation, prior to the passage of the current fiscal year budget. In a surprise ruling, the California Supreme Court overturned the decision of the appellate court, which had upheld the authority of the Controller to make continuing payments, effectively limiting the ability of the State to pay its workers more than minimum wage in the absence of a current budget.

     On June 25, 2003, the Federal Energy Regulatory Commission ("FERC") denied the State's request to modify or cancel more than $12 billion in long-term energy contracts signed at the height of the 2000-01 energy crisis. The State had alleged that energy companies artificially drove up the cost of power during the crisis and unfairly profited from prices inflated by widespread market manipulation. The State plans to challenge the FERC decision in federal court.

Other Information

     Certain debt obligations held by the Funds may be obligations payable solely from lease payments on real or personal property leased to the State, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by a Fund would not be paid in a timely manner.

     Certain debt obligations held by the Funds may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

Recent Developments Regarding Energy

     In 1997, the State implemented an energy deregulation program that attempted to create a competitive wholesale market for electric energy in California. Among other changes made at the retail level, the deregulation plan froze retail rates for electricity at a level and for a period considered at the time to allow the three investor-owned utilities ("IOUs") an opportunity to recover costs of deregulation. Beginning in mid-2000, due to a variety of factors, the IOUs' power purchase costs exceeded the frozen retail rates and after several months of contracting power supplies at short-term and spot market prices, the two major IOUs exhausted their cash reserves and could no longer purchase electricity in the spot market. In January 2001, the Governor directed the California Department of Water Resources ("CDWR") to enter into contracts and make arrangements for the purchase and sale of electric power as necessary to assist in mitigating the effects of the emergency (the "Power Supply Program").

     As part of the Power Supply Program, in mid-2001, in order to avoid paying short-term and spot-market prices in excess of $300 per megawatt hour (MWh), the State entered into 57 long-term contracts with approximately 22 energy providers estimated to be worth an aggregate $43 billion. The State agreed to a number of contracts with terms of up to 20 years and negotiated power prices at significantly less than the then prevailing spot market prices. However, power prices have subsequently generally fallen to less than half the contracted amount and the State has been in negotiations with various power suppliers seeking a reduction in the agreed upon contract prices. In 2002, the State challenged the validity of certain of the long-term energy contracts, claiming market manipulation by certain energy companies. On June 25, 2003, FERC denied the State's request to modify or cancel certain long-term energy contracts (see Changes in California Constitution and Other Laws above). In addition, the State is currently involved in a number of court proceedings stemming from its handling of the energy crisis.

     CDWR's power purchases were initially funded primarily by unsecured, interest-bearing loans from the State's General Fund ("State Loans"). In order to repay the State Loans and other loans, in late 2002, CDWR issued approximately $11.25 billion in revenue bonds in several series. In the fall of 2002, the State used the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and a State Loan in the amount of $6.1 billion plus accrued interest of approximately $500 million. The primary source of money to pay debt service on the CDWR revenue bonds will be revenues derived from customers of the IOUs resulting from charges set by the California Public Utilities Commission.

     The CDWR revenue bonds are not a debt or liability of the State or directly or indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.

     Since the rolling blackouts experienced in 2001, the State has implemented various programs for energy conservation, load management and improved energy efficiency in government, businesses and homes. Approval for construction of new power generating facilities, especially smaller and "peaking" power facilities, has been accelerated. A number of new larger power plants are under construction and in permitting phase, and are expected to come on line in 2003-04. The combination of these elements is expected to lower wholesale electricity costs in the future and promote the financial recovery of the IOUs.

     Natural gas prices in California are not regulated, and therefore, may fluctuate. One of the State's IOUs also supplies natural gas, and its credit difficulties and bankruptcy filing have impaired its ability to obtain supplies. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, much of which is fueled by natural gas.

     There can be no assurance that continued and future disruptions in energy supplies or related developments will not persist, which could adversely affect State and local governments' economies, and in turn, State and local revenues.

Seismic Activity

     Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any California municipal obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or consequently, income tax deductions for casualty losses or property tax assessment reductions.

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

Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or
(iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

     Water Supply and Flooding. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. Throughout the late 1980's and early 1990's California experienced a prolonged drought that strained the State's water supply system. Some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured harsh impacts. On the opposite end of the spectrum, during the winter season of 1997-1998 California endured double its normal amount of rainfall and about $550 million in flood and storm damage Statewide. As with the potential risks associated with seismic activity, any California municipal obligation in the Fund could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.

                        SPECIAL CONSIDERATIONS AFFECTING
                         COLORADO MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Colorado and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.

Overview of Colorado Economy and General Information

     During the mid-1980's, the State's economy was adversely affected by numerous factors, including the contraction of the energy sector, layoffs by advanced technology firms and an excess supply of both residential and nonresidential buildings causing employment in the construction sector to decline. As a result of these conditions, certain areas of the State experienced particularly high unemployment. Furthermore, in 1986, for the first time in 32 years, job generation in the State was negative and, in 1986, for the first time in 21 years, the State experienced negative migration, with more people leaving the State than moving in.

     During the 1990s, the Colorado economy became increasingly diversified moving from an economy formerly reliant on agriculture and mining to one based on services, communications, transportation, tourism, health care, high-tech and manufacturing, with small businesses predominating. During this period there was steady improvement in the Colorado economy: per-capita income increased approximately 60.1% from 1990 to 1999 (5.6% in 1999) and retail trade sales revenues increased approximately 100.6% from 1990 to 1999 (7.4% in 1999), reflecting, in part, an annual average population growth rate of 2.7% and an average unemployment rate of 4.4% during this period. In 2000, the peak year of the economic expansion, per-capita income increased approximately 3.0%, wage and salary income increased approximately 12.6% and retail trade sales revenues increased approximately 11.1%. In addition, the population increased 6.0% and the average unemployment rate hit a historic, and unsustainable, low of 2.7%.

     In 2001 Colorado's economy, like the national economy, began to weaken, taking a sharp downturn after the September 11, 2001 terrorist attacks. In 2001, per-capita income growth slowed to approximately 1.7%, wage and salary income growth slowed to approximately 3.6%, retail trade sales revenues slowed to approximately 1.6%, population growth slowed to 2.1% and the average unemployment rate increased to

3.7%. Colorado began to lose jobs in January 2001, and declines in the state's high technology, communications, and finance industries combined with a dramatic slowdown in tourism (caused in part by the worst drought since the 1930s and related Colorado wild fires), caused significant job losses during 2002. While the average amount of the job decline was just over 1,000 per month during the first six months of 2001, the pace accelerated to a monthly average loss of 3,700 jobs during the 2002 fiscal year. The hardest-hit sectors--manufacturing, data processing, and telecommunications--have earnings that are well above the statewide average. Thus, job losses in these sectors have had an even larger impact on State revenues. For example, corporate and individual income tax revenue declined 46% and 16.7%, respectively, for the 2002 fiscal year.

     At the present time, Colorado government officials believe that the economic signals are encouraging and that evidence continues to mount that the worst of the recent negative economic conditions are over. Increasing national economic activity, however, will play a vital role in the continued strengthening and growth of economic activity in Colorado. The unemployment rate in Colorado stabilized at 5.7% in July 2003 and is expected to gradually decline to 4.5 % by 2008.

     At the present time, Colorado government officials estimate that personal income growth will increase 2.6% in 2003 and 3.8% in 2004. In addition, wage and salary income, which makes up approximately 60% of personal income, is expected to increase 1.6% in 2003 and 3.5% in 2004. Retail trade sales are expected to improve in 2003 to 2.2% as compared to a 1.0% decline in 2002. Government officials also expect retail sales to increase 3.2% in 2004 and to strengthen further over the remainder of the forecast period (through 2008), while population growth is expected to slow to 1.2% in 2003 and then increase slowly to 1.7% by 2008. Government officials also expect corporate and income tax revenue to decrease 30.3% and increase 8.2%, respectively, in the 2004 fiscal year.

     Government officials believe that the main risk to the forecast continued improvement in the Colorado economy is that the national economy will not resume robust growth in the near term as Colorado's recovery is expected to follow the national recovery. In addition, if housing prices, which increased dramatically in Colorado during the later half of the 1990s, become high relative to the underlying economic conditions, the State could see a drop in housing prices. Should this occur, consumer spending would decrease, cash-out financing would be much lower and slow spending and job growth in many industries that rely on home sales would be lower.

Political Subdivisions

     The State of Colorado's political subdivisions include approximately 1,600 units of local government in Colorado, including counties, statutory cities and towns, home-rule cities and counties, school districts and a variety of water, irrigation, and other special districts and special improvement districts, all with various constitutional and statutory authority to levy taxes and incur indebtedness. Certain obligations of Colorado state and local public entities are subject to particular economic risks, including, but not limited to, the vulnerabilities of resort economies, which depend on seasonal tourism, downturns in sales tax and other revenues, and fluctuations in the real estate market. Real estate construction levels are expected to continue to decline in 2003 after declining significantly during 2002. The value of nonresidential building construction is expected to decline 30% in 2003 and is expected to fall an additional 16.1% in 2004 as a result of oversupply in the Denver area. The total number of home permits is expected to decline 27.9% in 2003, with the biggest decrease resulting from a decline in multi-family permits, as low mortgage interest rates have enabled renters to become first-time homeowners, and, as a consequence, apartment vacancy rates have risen dramatically.

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State Finances: General Fund

     The State derives all of its General Fund revenues from taxes. The two most important sources of these revenues are sales and use taxes and income taxes, which accounted for approximately 33.6% and 60.3%, respectively, of total General Fund net collections during fiscal year 2002 and approximately 33.8% and 59.1%, respectively, of total General Fund net collections during fiscal year 2003.

     The State experienced a $179.0 million (or 2.9%) decline in General Fund revenues for fiscal year 2003--largely due to continued economic downturn and fallen stock values. The continued dismal performance of the stock markets for much of fiscal year 2003 has impacted tax receipts on capital gains. Similarly, the fact that a significant portion of Colorado's use tax revenue is derived from the telecom industry resulted in a 2.9% decline in use tax revenues in fiscal year 2003.

     As a result of the revenue shortfall, budget reductions, transfers, and other decisions were made which resulted in a General Fund reserve of $223.1 million for fiscal year 2003 in lieu of a budget deficit that otherwise would have occurred. This compares with reserves of $165.3 million and $786.8 million in the previous two fiscal years. The weak economy and resulting General Fund revenues is expected to place ongoing pressure on the balance of the General Fund; however, current projections reflect a balanced budget in fiscal year 2004 with General Fund revenues expected to increase 4.3% in fiscal 2004 and to increase at an annualized rate of 6.4% over the remaining five years of the fiscal forecast

Colorado Constitutional and Other Laws

     State Constitution. The Colorado Constitution contains strict limitations on the ability of the State to create debt. However, the constitutional provision has been interpreted not to limit the ability of the State to issue certain obligations which do not constitute debt, including short-term obligations which do not extend beyond the fiscal year in which they are incurred and certain lease purchase obligations which are subject to annual appropriation. The State is authorized pursuant to State statutes to issue short-term notes to alleviate temporary cash flow shortfalls.

     TABOR Amendment. On November 3, 1992, the Colorado voters approved a State constitutional amendment (the "TABOR Amendment") that restricts the ability of the State and local governments to increase taxes, revenues, debt and spending. The TABOR Amendment provides that its provisions supersede conflicting State constitutional, State statutory, charter or other State or local provisions.

     Among other provisions, the TABOR Amendment requires the establishment of emergency reserves, limits increases in district revenues and in district fiscal year spending, and requires voter approval for new taxes, tax increases or debt not meeting certain exceptions. As a general matter, annual State fiscal year spending may change not more than inflation plus the percentage change in State population in the prior calendar year. Annual local district fiscal year spending may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the TABOR Amendment. The TABOR Amendment provides that annual district property tax revenues may change no more than inflation in the prior calendar year plus annual local growth, as defined in and subject to the adjustments provided in the TABOR Amendment. District revenues in excess of the limits prescribed by the TABOR Amendment are required, absent voter approval, to be refunded by any reasonable method, including temporary tax credits or rate reductions. Such "TABOR surpluses" for the State grew from $139 million in fiscal year 1997 to $927.2 million in fiscal year 2001, and over the past several years the State has refunded revenues in excess of applicable limits to certain taxpayers in the State in accordance with the TABOR Amendment.

     During the 1990's the federal government underestimated Colorado's population. Therefore the State refunded $483 million to taxpayers under the TABOR Amendment that would not have been refunded if the proper population estimates had been made. The TABOR Amendment allows for the limit to be adjusted each decade in accordance with the Census count. The Colorado General Assembly determined that the proper way to make the adjustment was to use the percentage change in the State's populations (6.0%) in the TABOR Amendment limit for the 2002 fiscal year and then measure the amount of revenue that comes in below that adjusted limit. The percentage points of population growth in the limit that are not used in the 2002 fiscal year can be carried forward into future years (referred to as the "growth dividend") until such time as all of the population percentage change is carried forward or a new Census is conducted.

     Because of reduced sales and income tax collections during the 2002 fiscal year, the State did not have a TABOR surplus for fiscal year 2002, and presently anticipates, after application of the growth dividend, that no TABOR surplus will exist for fiscal years 2004 and 2005, before continuing in the 2006 fiscal year. The TABOR Amendment also provides that a local district may reduce or end its subsidy to any program (other than public education through grade 12 or as required by federal law) delegated to it by the State General Assembly for administration.

     Other Considerations. This description is not intended to constitute a complete description of all of the provisions of the TABOR Amendment. Furthermore, many provisions of the TABOR Amendment and their application are unclear. Several statutes have been enacted since the passage of the TABOR Amendment attempting to clarify the application of the TABOR Amendment with respect to certain governmental entities and activities, and numerous court decisions have been rendered interpreting certain of the TABOR Amendment's provisions. However, many provisions of the TABOR Amendment may require further legislative or judicial clarification. The future impact of the TABOR Amendment on the financial operations and obligations of the State and local governments in the State cannot be determined at this time.

     The financial operations and obligations of the State and local governments in Colorado may also be affected directly or indirectly by future changes in law or the interpretation of the law. In recent years, several ballot initiatives approved by voters have had a significant impact on the State's General Fund, and other ballot initiatives have been proposed which, if passed, would potentially have had a material adverse effect on development in the State and the State economy.

                        SPECIAL CONSIDERATIONS AFFECTING
                         MINNESOTA MUNICIPAL OBLIGATIONS

     The following highlights some of the more significant financial trends and issues affecting Minnesota and its economy and is based on information drawn from official statements, government web sites and other resources publicly available as of the date of this SAI. Wells Fargo Bank has not independently verified any of the information contained in such resources, but is unaware of any fact that would render such information inaccurate.

     Constitutional State Revenue Limitations. Minnesota's constitutionally prescribed fiscal period is a biennium. No agency or other entity may spend more than its "allotment." The state's Commissioner of Finance, with the approval of the Governor, is required to reduce excess allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may seek legislative action when a large reduction in expenditures appears necessary, and if the state's legislature is not in session, the Governor is empowered to convene a special legislative session.

     Effect of Limitations on Ability to Pay Bonds. There are no constitutional or statutory provisions that would impair the ability of Minnesota municipalities, agencies or instrumentalities to meet their bond obligations if the bonds have been properly issued.

     Population Trends in the State. Minnesota resident population grew from 4,085,000 in 1980 to 4,390,000 in 1990 or, at an average annual compound rate of
0.7 percent compared to the national average at an annual compound rate of 0.9 percent during this period. In 2000, Minnesota's resident population was 4,934,000, reflecting an annual growth rate since 1990 of 1.2 percent. Minnesota population is currently forecast by the U.S. Department of Commerce to grow at annual rate of 0.8 percent through 2015.

     Structure of the State's Economy. Diversity and a significant natural resource base are two important characteristics of the state's economy.

     At an aggregate level of detail, the structure of the state's economy parallels the structure of the United States economy as a whole. For 2002, state employment in ten major sectors was distributed in approximately the same proportions as national employment. In all sectors, the share of the total state employment was within two percentage points of national employment share.

     Some unique characteristics of the state's economy are apparent in employment concentrations in industries that comprise the durable goods and non-durable goods manufacturing categories. In the durable goods industries, the state's employment highly concentrated in the industrial machinery and instrument and miscellaneous categories. Of particular importance is the industrial machinery category in which 27.2 percent of the state's durable goods employment was concentrated in 2002, as compared to 18.4 percent for the United States as a whole.

     The importance of the state's resource base for overall employment is apparent in the employment mix in non-durable goods industries. In 2002, 31.3 percent of the state's non-durable goods employment was concentrated in food and kindred industries, and 15.7 percent in paper and allied industries. This compares to 24.8 percent and 9.1 percent, respectively, for comparable sectors in the national economy. Over half of the state's acreage is devoted to agricultural purposes, and nearly one-third to forestry. Printing and publishing is also relatively more important in the state than in the U.S.

     Mining is currently a less significant factor in the state economy than it once was. Mining employment, primarily in the iron ore or taconite industry, dropped from 17.3 thousand in 1979 to 5.6 thousand in 2002. It is not expected that mining employment will return to 1979 levels.

     Employment Growth in the State. In the period 1980 to 1990, overall employment growth in Minnesota lagged behind national growth. However, manufacturing has been a strong sector, with Minnesota employment outperforming the U.S. counterpart in both the 1980-1990 and 1990-2002 periods.

     In spite of a strong manufacturing sector, during the 1980 to 1990 period total employment in Minnesota increased 17.9 percent while increasing 20.1 percent nationally. Most of Minnesota's relatively slower growth is associated with declining agricultural employment and with the two recessions in the U.S. economy during the early 1980s, which were more severe in Minnesota than nationwide. Between 1990 and 2002, Minnesota's employment grew 23.1 percent compared with 19.9 percent nationwide. For the 2000 to 2002 period, Minnesota employment declined 1.5 percent compared to 0.7 percent nationally.

     Performance of the State's Economy. Since 1980, state per capita personal income has been within eleven percentage points of national per capita personal income. The state's per capita income has generally remained above the national average. In 2002, Minnesota per capita personal income was 110.1 percent of the national average.

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

     During 2001 and 2002, the state's monthly unemployment rate was generally less than the national unemployment rate, averaging 3.7 percent in 2001, as compared to the national average of 4.7 percent. In 2002, Minnesota's unemployment rate averaged 4.4 percent, as compared to the national average of
5.8 percent.

     Local Obligations. The State of Minnesota has no obligation to pay any bonds of its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities, except that the state has adopted aid intercept programs under which, subject to appropriations, certain school and county obligations may be guaranteed. The creditworthiness of local general obligation bonds is dependent upon the financial condition of the local government issuer, and the creditworthiness of revenue bonds is dependent upon the availability of particular designated revenue sources or the financial conditions of the underlying obligors. Although most of the bonds owned by the Fund are expected to be obligations other than general obligations of the State of Minnesota itself, there can be no assurances that the same factors that adversely affect the economy of the state generally will not also affect adversely the market value or marketability of such other obligations, or the ability of the obligors to pay the principal of or interest on such obligations.

                        SPECIAL CONSIDERATIONS AFFECTING
                         NEBRASKA MUNICIPAL OBLIGATIONS

     The concentration of the Nebraska Tax-Free Fund in securities issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states in different regions of the country. Nebraska's Constitution limits the debt the State may incur and sets certain restrictions on debt incurred by municipalities and political subdivisions. Accordingly, the availability of Nebraska municipal securities and the economy of the State will affect the Fund. The following is a brief summary of data and economic trends based upon information drawn from government web sites and other resources publicly available as of the date of this SAI. The Trust has not independently verified such information, but has no reason to believe that such information is inaccurate in any material respect.

Governmental Units and Finances

     Nebraska has 93 counties, 531 incorporated municipalities and over 1,700 other political subdivisions or authorities. These include governmental units such as school districts, utility districts, the Nebraska Educational Facilities Authority, and the Nebraska Investment Finance Authority. While these various municipalities and public authorities dominantly rely on independent revenue sources, such as property taxes, these entities are not immune from State revenue shortfalls, which lead to reductions in State aid to the entities. Furthermore, municipal securities issued by public authorities in Nebraska are not backed by the State's full faith and credit.

     Throughout the early and mid 1990s, state and local revenues, in the aggregate, increased each year at a rate sufficient to cover all increases in state and local expenditures. The trend has continued into the 2000s. The ending balance in the State's general fund for fiscal year 2002 was $55,733,722 and the ending balance of the general fund for fiscal year 2003 is $22,374,480. These ending balances do not include amounts held in the State's Cash Reserve Fund. The continued increase in revenues at a level sufficient to cover current and future expenditures will depend on numerous factors, including the State's economy, property tax values and the financial condition of each municipality or public authority issuing municipal securities.

     Generally, the municipal securities issued by the State's various governmental units have been highly regarded. Notwithstanding, certain Nebraska municipal securities contain unique risks. Such municipal securities may include, without limitation, health care providers, nuclear power plants, facility offerings and other private activity bonds that lack governmental backing. The Fund's success may be impacted by its ability to adequately evaluate the unique risks associated with the respective issuers.

Economic Conditions

     During the mid and late 1990s, Nebraska's economy experienced consistent growth. State employment steadily increased from 880,246 in 1994 to an estimated 899,429 in 2001 with almost uniform increases in all non-farm industries. Nebraska's unemployment rate has consistently been among the lowest rates in the Nation. From 1994 through 2001, Nebraska's unemployment rate ranged from 2.6% to 3.1%. Nebraska's per capital income, while below the national average, grew from $21,168 in 1994 to $29,771 in 2002. Nebraska also experienced positive net migration and population growth in the mid and late 1990s, reversing net out migration from 1974 to 1990. Based upon Census information, Nebraska's population increased from 1,621,551 in 1994 to 1,729,180 in 2002.

     Historically, national economic downturns have had less economic impact on Nebraska than other states; while at the same time, Nebraska's economy traditionally has not grown as fast as others in periods of national economic expansion. During the 1990s, the Nebraska economy increasingly diversified away from being heavily dependent agriculture. Increases in manufacturing, services and finance, insurance and real estate industries have helped to more uniformly distribute Nebraska's gross state product. However, the Nebraska economy remains heavily dependent upon agriculture and may be adversely affected by the farm commodities markets, changes in federal agriculture programs, and production and weather conditions. Additionally, the diversification of the State's gross state product over the last decade may affect the Nebraska economy's response to nation economic cycles.

     Nebraska's economic trends of the 1990s appear to have slowed beyond the year 2002. As of the end of 2002, Nebraska's labor force totaled 956,708 with an unemployment rate of 3.6%. Non-farm payroll jobs decreased by 0.88% between 2001 and 2002. Manufacturing jobs declined 2.3% over the same period. These numbers and current economic forecasts indicate that the Nebraska economy slowed in 2002 and recovery is going to be slow.

     As discussed above, most municipal securities owned by the Fund are expected to be obligations of municipalities or other governmental units. Thus, the actual impact of the State's economy and factors that affect such economy on most of the municipal securities is uncertain. For example, a factor that may materially affect the State's economy may or may not also affect an individual municipality's financial condition or the municipality's ability to meet its obligations pursuant to the respective municipal securities.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers
---------------------

     The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     General. The following table provides basic information about the Trustees and officers of the Trust. Each of the Trustees and officers listed below acts in identical capacities for each of the 94 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                          Position Held with                                           Other Public Company
                              Registrant/              Principal Occupation(s)         or Investment Company
Name, Age and Address    Length of Service/1/            During Past 5 Years               Directorships
------------------------------------------------------------------------------------------------------------
                                            INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------
Thomas S. Goho, 61       Trustee, since 1987    Wake Forest University, Calloway                N/A
                                                School of Business and Accountancy
                                                since 1998, Associate Professor of
                                                Finance 1977-1998.

Peter G. Gordon, 61      Trustee, since 1998;   Chairman, President, CEO and                    N/A
                         (Lead Trustee, since   Co-Founder of Crystal Geyser Water
                         2001).                 Company and President of Crystal
                                                Geyser Roxane Water Company.

Richard M. Leach, 70     Trustee, since 1987    Retired. Prior thereto, President of            N/A
                                                Richard M. Leach Associates (a
                                                financial consulting firm).

Timothy J. Penny, 52     Trustee, since 1996    Senior Counselor to the public                  N/A
                                                relations firm of Himle-Horner and
                                                Senior Fellow at the Humphrey
                                                Institute, Minneapolis, Minnesota
                                                (a public policy organization).

Donald C. Willeke, 63    Trustee, since 1996    Principal of the law firm of Willeke            N/A
                                                & Daniels.

                          Position Held with                                           Other Public Company
                              Registrant/              Principal Occupation(s)         or Investment Company
Name, Age and Address    Length of Service/1/            During Past 5 Years               Directorships
------------------------------------------------------------------------------------------------------------
                                           INTERESTED/2/ TRUSTEES
------------------------------------------------------------------------------------------------------------
Robert C. Brown, 72      Trustee, since 1992    Retired. Director, Federal Farm                 N/A
                                                Credit Banks Funding Corporation and
                                                Farm Credit System Financial
                                                Assistance Corporation until February
                                                1999.

J. Tucker Morse, 59      Trustee, since 1987    Private Investor/Real Estate                    N/A
                                                Developer; Chairman of White Point
                                                Capital, LLC.
------------------------------------------------------------------------------------------------------------
                                                  OFFICERS
------------------------------------------------------------------------------------------------------------
Karla M. Rabusch, 44     President, since 2003  Executive Vice President of Wells               N/A
                                                Fargo Bank, N.A. and President of
                                                Wells Fargo Funds Management, LLC.
                                                Senior Vice President and Chief
                                                Administrative Officer of Wells Fargo
                                                Funds Management, LLC from March 2001
                                                to March 2003.  Vice President of
                                                Wells Fargo Bank, N.A. from December
                                                1997 to May 2000.

Stacie D. De Angelo, 35  Treasurer, since 2003  Vice President of Wells Fargo Bank,             N/A
                                                N.A., and Vice President of
                                                Operations of Wells Fargo Funds
                                                Management, LLC. Prior thereto,
                                                Operations Manager at Scudder Weisel
                                                Capital, LLC, from October 2000 to
                                                May 2001; Director of Shareholder
                                                Services at BISYS Fund Services from
                                                September 1999 to October 2000; and
                                                Assistant Vice President of
                                                Operations with Nicholas-Applegate
                                                Capital Management from May 1993 to
                                                September 1999.

C. David Messman, 43     Secretary, since 2000  Vice President and Counsel of Wells             N/A
                                                Fargo Bank, N.A. since January 1996.
                                                Vice President and Secretary of Wells
                                                Fargo Funds Management, LLC since
                                                March 2001.

-------------
/1/ Length of service dates reflects the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

/2/ Basis of Interestedness. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the

1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds' most recently completed fiscal year. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met three times during the Funds' most recently completed fiscal year.

     Compensation. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

     Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the year ended September 30, 2003, the Trustees received the following compensation:

        Compensation Table
  Year Ended September 30, 2003**
      Trustee         Compensation
-------------------   ------------
       INDEPENDENT TRUSTEES
----------------------------------
Thomas S. Goho        $     72,000
Peter G. Gordon       $     82,000
Richard M. Leach      $     72,000
Timothy J. Penny      $     72,000
Donald C. Willeke     $     72,000
----------------------------------
        INTERESTED TRUSTEES
----------------------------------
Robert C. Brown       $     72,000
W. Rodney Hughes*     $     18,000
J. Tucker Morse       $     72,000

----------
*Retired as of December 31, 2002.
**Fiscal year end is June 30, 2003.

     Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1 - $10,000; B = $10,001 - $50,000; C = $50,001 - $100,000; and D = over $100,000.

                                  Beneficial Equity Ownership in Fund Complex
                                     Calendar Year Ended December 31, 2003
                                     -------------------------------------

--------------------------------------------------------------------------------------------------------------
                      Dollar Range of Equity Securities of the Tax-Free Funds of the Trust
                   -------------------------------------------------------------------------
                   California                                   National                      Aggregate Dollar
                   Limited     California  Colorado  Minnesota  Limited   National  Nebraska  Range of Equity
                   Term Tax-   Tax-Free    Tax-Free  Tax-Free   Tax-Free  Tax-Free  Tax-Free   Securities of
     Trustee       Free Fund   Fund        Fund      Fund       Fund      Fund      Fund        Fund Complex
--------------------------------------------------------------------------------------------------------------
                                             INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------
Thomas S. Goho              0           0         0          0         0         0         0                 D
--------------------------------------------------------------------------------------------------------------
Peter G. Gordon             0           0         0          0         0         0         0                 B
--------------------------------------------------------------------------------------------------------------
Richard M. Leach            0           0         0          0         0         0         0                 0
--------------------------------------------------------------------------------------------------------------
Timothy J. Penny            0           0         0          0         0         0         0                 C
--------------------------------------------------------------------------------------------------------------
Donald C. Willeke           0           0         0          0         0         0         0                 B
--------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------
Robert C. Brown             0           0         0          0         0         0         0                 D
--------------------------------------------------------------------------------------------------------------
J. Tucker Morse             0           0         0          0         0         D         0                 D
--------------------------------------------------------------------------------------------------------------

     Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

     Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, "Advisers"), a description of the quality and nature of the services provided by the Advisers.

     Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

     The Board then reviewed statistical information regarding the performance and expenses of the Funds and was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a "Peer Group," a group of funds that was similar to the specific Fund, the relevant Lipper category of funds

("Lipper Group"), and an applicable broad-based index. The Board also reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund's total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (e.g. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund's asset levels.

     The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the primary investment adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Advisers compliance procedures including the Advisers' internal compliance policies relating to the respective codes of ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

     In addition to the above considerations, the Board also analyzed certain factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which the sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which the sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds' portfolios. The Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

     Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and
(iv) the level of profits realized by the primary investment adviser from its advisory arrangement with the Funds.

Investment Adviser
------------------

     Wells Fargo Funds Management, LLC ("Funds Management") provides investment advisory services for each of the Funds, which involves implementing the investment policies and guidelines for the Funds and supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank.

     As compensation for advisory services provided to the Funds, Funds Management is entitled to receive a monthly fee at the annual rate of each Fund's average daily net assets, as indicated below:

----------------------------------------------------
                                       Annual Rate
                                    (as a percentage
                                    of average daily
             Fund                     net assets)
----------------------------------------------------
California Limited Term Tax-Free                0.40%
California Tax-Free                             0.40%
Colorado Tax-Free                               0.40%
Minnesota Tax-Free                              0.40%
National Limited Term Tax-Free                  0.40%
National Tax-Free                               0.40%
Nebraska Tax-Free                               0.50%
----------------------------------------------------

     Advisory Fees Paid. For the fiscal year-ends shown in the table below, the Funds, except the Nebraska Tax-Free Fund, paid the following advisory fees, and the investment adviser waived the indicated fees:

==========================================================================================================
                              06/30/03                     06/30/02                     06/30/01
                      ------------------------------------------------------------------------------------
Fund                    Fees Paid    Fees Waived    Fees Paid     Fees Waived    Fees Paid     Fees Waived
==========================================================================================================
California Limited
 Term Tax-Free        $    248,809   $   183,453   $          0   $   238,055   $     18,299   $   143,794
----------------------------------------------------------------------------------------------------------
California Tax-Free   $  1,555,968   $   970,235   $  1,641,301   $   793,985   $  1,617,792   $   675,049
----------------------------------------------------------------------------------------------------------
Colorado Tax-Free     $    270,736   $   224,476   $    168,381   $   305,782   $    152,446   $   218,711
----------------------------------------------------------------------------------------------------------
Minnesota Tax-Free    $    791,197   $   241,346   $    442,804   $   310,231   $     17,320   $   273,674
----------------------------------------------------------------------------------------------------------
National Limited
 Term Tax-Free        $    343,320   $   127,932   $    161,923   $   109,581   $    162,458   $    68,394
----------------------------------------------------------------------------------------------------------
National Tax-Free     $  1,427,934   $   416,239   $  1,435,927   $   287,233   $  1,223,246   $   187,395
==========================================================================================================

     Nebraska Tax-Free Fund. As discussed in the "Historical Fund Information" section, the Nebraska Tax-Free Fund was created as part of the reorganization of the Wells Fargo Funds and the Great Plains Funds, which occurred on September 11, 2000. Prior to the reorganization, First Commerce Investors ("FCI") served as investment advisor to the predecessor portfolio. Therefore, the table below shows the advisory (and other) fees paid by either the Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes. For the periods indicated below, the Fund paid the following advisory fees, and the respective investment advisor waived the indicated fees:

----------------------------------------------------------------------------------------------------------
                            12-month period             12-month period
                             ended 6/30/03               ended 6/30/02              9/11/00 - 6/30/01
                      ------------------------------------------------------------------------------------
                            Funds Management            Funds Management           Funds Management/WFB
                      ------------------------------------------------------------------------------------
      Fund             Fees Paid     Fees Waived    Fees Paid     Fees Waived    Fees Paid     Fees Waived
----------------------------------------------------------------------------------------------------------
Nebraska Tax-Free     $    299,771   $    29,446   $    282,513   $    40,073   $    203,860   $    45,154
----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                        12-month period
                           9/01/00 - 9/10/00             ended 8/31/00
                      -------------------------------------------------------
                                  FCI                          FCI
                      -------------------------------------------------------
      Fund             Fees Paid     Fees Waived    Fees Paid     Fees Waived
-----------------------------------------------------------------------------
Nebraska Tax-Free     $      5,742   $     1,272   $    332,541   $         0
-----------------------------------------------------------------------------

     General. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trustees and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

Investment Sub-Adviser
----------------------

     Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management" or "Sub-Adviser") to serve as the investment sub-adviser to the Funds. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, Wells Capital Management is responsible for the day-to-day investment and management of the Funds' assets. Wells Capital Management furnishes to Funds Management periodic reports on the investment activity and performance of the Funds, as well as such additional reports and information as Funds Management or the Trust's Board and officers may reasonably request. Funds Management may, from time to time, and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

     As compensation for its sub-advisory services to each Fund, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate of 0.15% of the first $400 million of the Funds' average daily net assets, 0.125% of the next $400 million of the Funds' average daily net assets, and 0.10% of the Fund's average daily net assets over $800 million. These fees may be paid by Funds Management or directly by a Fund. If the sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Administrator
-------------

     Funds Management, upon its creation in early 2001 (see "Investment Adviser," above), assumed the mutual fund administration responsibilities of Wells Fargo Bank. The Trust has retained Funds Management as administrator on behalf of the Funds pursuant to an Administration Agreement. Under this agreement, Funds Management (the "Administrator") provides, among other things:
(i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services;
(ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing these administrative services, Funds Management is entitled to receive an annual fee of 0.33% of the average daily net assets of a Fund's Class A, Class B or Class C shares and 0.25% of the average daily net assets of a Fund's Institutional Class shares.

     Administration Fees Paid. For the fiscal year-ends shown in the table below, the Funds, except the Nebraska Tax-Free Fund, paid the following administration fees:
------------------------------------------------------------------------
         Fund                 6/30/03         6/30/02         6/30/01
------------------------------------------------------------------------
California Limited Term
 Tax-Free                 $      247,066   $      48,214   $      61,888
California Tax-Free       $    1,558,123   $     925,311   $     869,605
Colorado Tax-Free         $      268,487   $     178,126   $     142,698
Minnesota Tax-Free        $      528,973   $     284,495   $     110,758
National Limited Term
 Tax-Free                 $      238,999   $     103,218   $      88,371
National Tax-Free         $      981,155   $     648,881   $     536,514
------------------------------------------------------------------------

     Nebraska Tax-Free Fund. As discussed in the "Historical Fund Information" section, the Nebraska Tax-Free Fund was created as part of the reorganization of the Wells Fargo Funds and the Great Plains Funds, which occurred on September 11, 2000. Prior to the reorganization, Federated Services Company ("FSC") served as administrator of the predecessor portfolio. Therefore, the table below shows the administration fees paid by either the Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes. For the periods indicated below, the Fund paid the following administration fees:

------------------------------------------------------------------------------
                    12-month period    12-month period
                     ended 6/30/03      ended 6/30/02      9/11/00 - 6/30/01
                    ----------------------------------------------------------
      Fund          Funds Management   Funds Management   Funds Management/WFB
------------------------------------------------------------------------------
Nebraska Tax-Free   $        126,722   $         97,408   $             74,977
------------------------------------------------------------------------------

-------------------------------------------------------
                                        12-month period
                    9/01/00 - 9/10/00    ended 8/31/00
                    -----------------------------------
      Fund                 FCI                FCI
-------------------------------------------------------
Nebraska Tax-Free   $           2,586   $        92,566
-------------------------------------------------------

Distributor
-----------

     Stephens Inc. ("Stephens," or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as distributor for the Funds. The Funds have adopted a distribution plan (the "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds, as listed below, on a monthly basis pay Stephens an annual fee of 0.75% of the average daily net assets attributable to each such class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

-----------------------------------------
         Fund/Class                  Fee
-----------------------------------------
California Limited Term Tax-Free
--------------------------------
   Class C                           0.75%
-----------------------------------------
California Tax-Free
-------------------
   Class B                           0.75%
   Class C                           0.75%
-----------------------------------------
Colorado Tax-Free
-----------------
   Class B                           0.75%
-----------------------------------------
Minnesota Tax-Free
------------------
   Class B                           0.75%
-----------------------------------------
National Limited Term Tax-Free
------------------------------
   Class B                           0.75%
   Class C                           0.75%
-----------------------------------------
National Tax-Free
-----------------
   Class B                           0.75%
   Class C                           0.75%
-----------------------------------------

     The actual fee payable to the Distributor by the above-indicated Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     Pursuant to the Plan, the Funds listed below paid the following distribution-related fees to Stephens for the fiscal year ended June 30, 2003:

---------------------------------------------------------------------------------------------------------
                                      Printing,
                                     Mailing and                   Comp. to      Comp. to
    Fund/Class           Total       Prospectus    Advertising   Underwriters    Br./Dlrs.     Other/1/
---------------------------------------------------------------------------------------------------------
California Limited
------------------
Term Tax-Free
-------------
   Class C            $     33,440   $         0   $         0   $      2,362   $   31,078   $          0
---------------------------------------------------------------------------------------------------------
California Tax-Free
-------------------
   Class B            $  1,086,591   $         0   $         0   $          0   $        0   $  1,086,591
   Class C            $    355,194   $         0   $         0   $    142,658   $  212,536   $          0
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                      Printing,
                                     Mailing and                   Comp. to      Comp. to
    Fund/Class           Total       Prospectus    Advertising   Underwriters    Br./Dlrs.     Other/1/
---------------------------------------------------------------------------------------------------------
Colorado Tax-Free
-----------------
   Class B            $    102,606   $         0   $         0   $          0   $        0   $    102,606
---------------------------------------------------------------------------------------------------------
Minnesota Tax-Free
------------------
   Class B            $    163,585   $         0   $         0   $          0   $        0   $    163,585
---------------------------------------------------------------------------------------------------------
National Tax-Free
-----------------
   Class B            $    385,574   $         0   $         0   $          0   $        0   $    385,574
   Class C            $    101,449   $         0   $         0   $     57,875   $   43,574   $          0
---------------------------------------------------------------------------------------------------------

----------

/1/Stephens has entered into an arrangement whereby sales commissions paid to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Plan to the third party lender, as reimbursement and consideration for these payments.

     General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the respective Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Trustees have concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent
---------------------------

     The Funds offering Class A, Class B or Class C shares have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing investor services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of 0.25% of the average daily net assets of the Class A, Class B and Class C shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

     General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

Custodian
---------

     Wells Fargo Bank MN, located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as the custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund.

Fund Accountant
---------------

     Effective January 2003, PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For its services as fund accountant, PFPC will be entitled to receive the annual asset-based Fund Complex fee, as listed in the chart below:

----------------------------------------------------
Average Fund Complex Daily
       Net Assets            Annual Asset-Based Fees
----------------------------------------------------
      $0-85 billion                           0.0057%
----------------------------------------------------
      >$85 billion                            0.0025%
----------------------------------------------------
Each Fund's share of the annual asset-based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). PFPC also will be entitled to receive an annual fee of $20,000 from each Fund. Finally, PFPC will be entitled to receive certain out-of-pocket costs.

     Prior to January 2003, Forum Accounting Services, LLC ("Forum Accounting") served as fund accountant for the Funds. For its services as fund accountant, Forum Accounting received a monthly base fee per Fund of $5,000. In addition, each Fund paid a monthly fee of $1,000 for each additional class beyond the first, and Forum Accounting also received a fee equal to 0.0025% of the average daily net assets of each Fund.

Transfer and Dividend Disbursing Agent
--------------------------------------

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions
------------------------

     Stephens serves as the principal underwriter distributing securities of the Funds on a continuous basis. For the Funds' past three fiscal years, the aggregate dollar amount of underwriting commissions paid to and retained by Stephens were as follows:

-----------------------------------------------------------------------------
        06/30/03                   06/30/02                   06/30/01
-----------------------------------------------------------------------------
   Paid       Retained        Paid        Retained       Paid       Retained
-----------------------------------------------------------------------------
$  941,637   $  118,151   $  1,310,977   $  149,788   $  936,404   $  115,640
-----------------------------------------------------------------------------

Code of Ethics
--------------

     The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics, which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or adviser; (ii) any employee of a fund or adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and the Sub-Adviser are on public file with, and available from, the SEC.

                            PERFORMANCE CALCULATIONS

     The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Fund or class of shares in a Fund may be useful in reviewing the performance of such Fund or class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

Average Annual Total Return
---------------------------

     The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV. Average annual total return information for the Funds' fiscal year ended June 30, 2003, is incorporated by reference to the Funds' Annual Report.

     Average Annual Total Return (After Taxes on Distributions). As and to the extent required by the SEC, a Fund's average annual total returns (after taxes on distributions) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions but without redemption of Fund shares ("ATV//D//") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula:
P(1+T)/n/=ATV//D//.

     Average Annual Total Return (After Taxes on Distributions and Redemption). As and to the extent required by the SEC, a Fund's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATV//DR//"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV//DR//.

     All of the above average annual total return information, along with the before-tax average annual total returns for an appropriate broad-based index for the calendar year ended December 31, 2002, is presented in the Prospectuses.

Yield Calculations
------------------

     The Funds may, from time to time, include their yields and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)/6/- 1]
                                     -----
                                      cd

     where:  a = dividends and interest earned during the period;
             b = expenses accrued for the period (net of reimbursements);
             c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and
             d = the maximum offering price per share each class of shares on the last day of the period.

Effective Yield
---------------

     Effective yields for the Funds are based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Thirty-Day Yield = [ (Base Period Return + 1)/365/30/ ] - 1

     Effective yield and tax-equivalent yield information is incorporated by reference to the Funds' Annual Report.

     The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

     In addition, investors should recognize that changes in the NAVs of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

     From time to time and only to the extent the comparison is appropriate for a Fund or a class of shares, the Trust may quote the performance or price-earnings ratio of a Fund or a class of the Fund in advertising and other types of literature as compared to the performance of managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

     Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker-dealer. General mutual fund statistics provided by the Investment Company Institute also may be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent that the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P

Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

     In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments that are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class's past performance with other rated investments.

     From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as Shareholder Servicing Agent for the Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Trust account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of June 30, 2003, Funds Management and its affiliates managed over $183 billion in mutual fund assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an online application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     NAV per share for each class of the Funds is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

     Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at The Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

     Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Future contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier then their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

The dealer reallowance for Class A share purchases for all Funds except the California Limited Term Tax-Free Fund is as follows:

-------------------------------------------------------------------------------
                         Front-End Sales   Front-End Sales
                         Charge as % of     Charge as % of   Dealer Reallowance
                         Public Offering      Net Amount      as % of Public
Amount of Purchase            Price            Invested       Offering Price
-------------------------------------------------------------------------------
Less than $50,000                   4.50%             4.71%                4.00%
-------------------------------------------------------------------------------
$50,000 to $99,999                  4.00%             4.17%                3.50%
-------------------------------------------------------------------------------
$100,000 to $249,999                3.50%             3.63%                3.00%
-------------------------------------------------------------------------------
$250,000 to $499,999                2.50%             2.56%                2.25%
-------------------------------------------------------------------------------
$500,000 to $999,999                2.00%             2.04%                1.75%
-------------------------------------------------------------------------------
$1,000,000 and over/1/              0.00%             0.00%                1.00%
-------------------------------------------------------------------------------

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. The CDSC you pay on Class A shares purchased prior to February 1, 2004, is applied to the lower of the NAV on the date of original purchase or the date of redemption. For shares purchased on or after February 1, 2004, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

The dealer reallowance for Class A share purchases of the California Limited Term Tax-Free Fund and National Limited Term Tax-Free Fund are as follows:

-------------------------------------------------------------------------------
                         Front-End Sales   Front-End Sales
                         Charge as % of     Charge as % of   Dealer Reallowance
                         Public Offering      Net Amount       as % of Public
Amount of Purchase           Price             Invested        Offering Price
-------------------------------------------------------------------------------
Less than $50,000                   3.00%             3.09%                2.50%
-------------------------------------------------------------------------------
$50,000 to $99,999                  2.50%             2.56%                2.00%
-------------------------------------------------------------------------------
$100,000 to $249,999                2.00%             2.04%                1.75%
-------------------------------------------------------------------------------
$250,000 to $499,999                1.50%             1.52%                1.25%
-------------------------------------------------------------------------------
$500,000 to $999,999                1.00%             1.01%                0.75%
-------------------------------------------------------------------------------
$1,000,000 and over/1/              0.00%             0.00%                0.50%
-------------------------------------------------------------------------------

/1/ We will assess Class A share purchases of $1,000,000 or more a 0.50% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. The CDSC you pay on Class A shares purchased prior to February 1, 2004, is applied to the lower of the NAV on the date of original purchase or the date of redemption. For shares purchased on or after February 1, 2004, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

     Purchases and Redemptions for Existing Wells Fargo Funds Account Holders via the Internet. All existing shareholders who purchased their shares directly from Wells Fargo Funds may purchase additional shares of the class of Funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients; shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargofunds.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B Shareholders. No CDSC is imposed on redemptions of Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or
Section 403(b) custodial account or from a qualified retirement plan.

     Reduced Sales Charges for Employees of the Transfer Agent. Employees of BFDS, transfer agent for the Trust, may purchase Class A shares at NAV.

     Temporary Waiver of Sales Charges for Certain Purchases. Through April 30, 2004, no front-end sales charge will be imposed on any purchase of shares of Wells Fargo WealthBuilder Portfolios or Class A shares of any other Wells Fargo Fund if: (i) such purchase is made with the proceeds of a redemption from any mutual fund that is not in the Wells Fargo Funds family within 120 days from the date of the redemption; and (ii) an initial or contingent deferred sales charge was paid on the prior investment in such mutual fund. Investors will be required to provide appropriate proof of eligibility for this sales charge waiver. Not all selling agents are participating in this program. If you intend to purchase shares through a selling agent, please consult your selling agent to determine their participation in this program.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Funds' Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission, if any. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

     In placing orders for portfolio securities of a Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to a Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.

     Brokerage Commissions and Securities of Regular Broker-Dealers. For the last three fiscal years, only the California Tax-Free Fund paid broker commissions on brokerage transactions. No commissions were paid to affiliated brokers, and no commissions were directed to a specific broker for research-related services. The commissions paid by the Fund are shown below:

---------------------------------------------------------------------------
                                   Brokerage Commissions Paid
        Fund         ------------------------------------------------------
                               6/30/03           6/30/02           6/30/01
---------------------------------------------------------------------------
 California Tax-Free          $     570         $   2,250         $   9,582
---------------------------------------------------------------------------

     As of June 30, 2003, none of the Funds held securities of their regular broker-dealers.

                                  FUND EXPENSES

     From time to time, Funds Management may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its Custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each fund, on a transactional basis, or on such other basis as the Trustees deems equitable.

                                      TAXES

     The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes and, as applicable, certain California, Colorado, Minnesota and Nebraska taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters other than those noted above.

     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are not subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

     Qualification as a Regulated Investment Company. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash, government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses.

The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and net short-term capital gain, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

     Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

     Equalization Accounting. Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

     Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by a Fund.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by a Fund involving certain financial forward contracts may be considered, for federal income tax purposes, to constitute "straddles." The tax treatment of "straddles" is governed by Section 1092 of the Code. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code.

     The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. Except for exempt-interest distributions paid out by the Funds, defined below, all distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

     Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

          If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

          If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

          Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

          Federal Income Tax Rates. As of the printing of this SAI, under recently enacted tax legislation, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

          The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

          Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

          Tax-Deferred Plans. The shares of the Funds are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

          Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain items (other than exempt-interest distributions) realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions generally are not subject to federal income tax, withholding or otherwise, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to a income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183-day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

          If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

          The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

          Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

          Tax-Exempt Investors and Tax-Deferred Plans. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of distributions from the Fund, as discussed further below. Such distributions may ultimately be taxable to the beneficiaries when distributed to them.

          Additional Considerations for the Funds. If at least 50% of the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest distributions." The Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

          Distributions of capital gains or income not attributable to interest on a Fund's tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

          Not later than 60 days after the close of its taxable year, each Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

          In addition, certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating federal alternative minimum tax ("AMT"). Tax preference items include tax-exempt interest on "private activity bonds." To the extent that a Fund invests in private activity bonds, its shareholders will be required to report that portion of a Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Fund's expenses in computing their federal AMT. In addition, exempt-interest distributions paid by a Fund to a corporate shareholder is included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation, and may also affect its federal "environmental tax" liability. As of the date of this SAI, individuals are subject to federal AMT at a maximum rate of 28% and corporations are subject to federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

          Additional Considerations for the California Limited Term Tax-Free Fund and California Tax-Free Fund. If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from taxation by California ("California Exempt Securities"), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax ("California exempt-interest distributions"). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. government and U.S. possession obligations. The California Funds intend to qualify under the above requirements so that they can pay California exempt-interest distributions.

          Within sixty days after the close of its taxable year, each California Fund will notify its shareholders of the portion of the distributions made the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by a California Fund attributable to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund was treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state individual income tax law.

          In cases where a shareholder of a California Fund is a "substantial user" or "related person" with respect to California Exempt Securities held by the Fund, such shareholders should consult their tax advisors to determine whether California exempt-interest distributions paid by the Fund with respect to such obligations retain California state individual income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest distributions treatment to "substantial users" are applicable for California state income tax purposes. Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of a California Fund is not deductible for California state individual income tax purposes if the Fund distributes California exempt-interest distributions to the shareholder for taxable year.

          The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any California Fund distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the California Funds, including, in particular, corporate investors that may be subject to either California state franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the California Funds' distributions and as to their own California state tax situation, in general.

          Additional Considerations for the Colorado Tax-Free Fund. Individuals, trusts, estates and corporations subject to the Colorado income tax will not be subject to such tax on distributions paid by the Colorado Tax-Free Fund, to the extent that such distributions qualify as exempt-interest distributions and are attributable to (i) interest earned on any obligation of Colorado or its political subdivisions issued on or after May 1, 1980, which interest is exempt from federal income taxation under Section 103(a) of the Code, (ii) interest earned on any obligation of Colorado or its political subdivisions issued before May 1, 1980 to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations, or (iii) interest on obligations of the United States or its possessions included in federal adjusted gross income. All other distributions, including distributions attributable to capital gains, generally will be subject to the Colorado individual and corporate income taxes.

          Shareholders of the Colorado Tax-Free Fund should consult their own tax advisors about other state and local tax consequences of their investment in the Colorado Tax-Free Fund.

          Additional Considerations for the Minnesota Tax-Free Fund. Shareholders of the Minnesota Tax-Free Fund ("Minnesota Fund"), who are individuals, estates, or trusts and who are subject to the regular

Minnesota individual income tax will not be subject to such regular Minnesota tax on Minnesota Fund distributions to the extent that such distributions qualify as exempt-interest distributions which are derived from interest income on tax-exempt obligations of the State of Minnesota, or its political or governmental subdivisions, municipalities, governmental agencies, or instrumentalities ("Minnesota Sources"). The foregoing will apply, however, only if the portion of the exempt-interest distributions from such Minnesota Sources that is paid to all shareholders represents 95% or more of the exempt-interest distributions that are paid by the Fund. If the 95% test is not met, all exempt-interest distributions that are paid by the Minnesota Fund generally will be subject to the regular Minnesota individual income tax. Even if the 95% test is met, to the extent that exempt-interest distributions that are paid by the Minnesota Fund are not derived from the Minnesota Sources described in the first sentence of this paragraph, such distributions generally will be subject to the regular Minnesota individual income tax. Other distributions of the Minnesota Fund, including distributions attributable to net short-term and long-term capital gains, generally are not exempt from the regular Minnesota individual income tax.

          State legislation enacted in 1995 provides that it is the intent of the Minnesota legislature that interest income on obligations of Minnesota governmental units, including obligations of the Minnesota Sources described above, and exempt-interest distributions that are derived from interest income on such obligations, be included in the net income of individuals, estates, and trusts for Minnesota income tax purposes if it is judicially determined that the exemption by Minnesota of such interest or such exempt-interest distributions unlawfully discriminates against interstate commerce because interest income on obligations of governmental issuers located in other states, or exempt-interest dividends derived from such obligations, is so included. This provision provides that it applies to taxable years that begun during or after the calendar year in which such judicial decision becomes final, regardless of the date on which the obligations were issued, and that other remedies apply for previous taxable years. The United States Supreme Court in 1995 denied certiorari in a case in which an Ohio state court upheld an exemption for interest income on obligations of Ohio governmental issuers, even though interest income on obligations of non-Ohio governmental issuers was subject to tax. In 1997, the United States Supreme Court denied certiorari in a subsequent case from Ohio, involving the same taxpayer and the same issue, in which the Ohio Supreme Court refused to reconsider the merits of the case on the ground that the previous final state court judgment barred any claim arising out of the transaction that was the subject of the previous action. It cannot be predicted whether a similar case will be brought in Minnesota or elsewhere, or what the outcome of such case would be.

          Subject to certain limitations that are set forth in the Minnesota rules, Minnesota Fund distributions to shareholders who are individuals, estates, or trusts that are derived from interest on certain United States obligations are not subject to the regular Minnesota individual income tax or the Minnesota alternative minimum tax. However, Minnesota Fund distributions, including exempt-interest distributions, are not excluded in determining the Minnesota franchise tax on corporations that is measured by taxable income and alternative minimum taxable income. The Fund's distributions may also be taken into account in certain cases in determining the minimum fee that is imposed on corporations, S corporations, and partnerships.

          Minnesota presently imposes an alternative minimum tax on individuals, estates, and trusts that is based, in part, on such taxpayers' federal alternative minimum taxable income, which includes federal tax preference items. As described above, the Code provides that interest on specified private activity bonds is a federal tax preference item, and that a exempt-interest distribution constitutes a federal tax preference item to the extent of its proportionate share of the interest on such private activity bonds. Accordingly, exempt-interest distributions that are attributable to such private activity bond interest, even though they are derived from the Minnesota Sources described above, will be included in the base upon which such Minnesota Sources described above generally is also subject to the Minnesota alternative minimum tax.

          Additional Considerations for the Nebraska Tax-Free Fund. Individuals, trusts, estates and corporations subject to the Nebraska income tax will not be subject to such tax on distributions paid by the Nebraska Tax-Free Fund so long as the Fund continues to be a regulated investment company and to the extent that such distributions qualify as exempt-interest distributions and are attributable to (i) interest earned on Nebraska municipal securities to the extent that such interest is specifically exempt from the Nebraska income tax and the Nebraska alternative minimum tax; or (ii) interest on obligations of the United States or its territories and possessions to the extent included in federal adjusted gross income but exempt from state income taxes under the laws of the United States. Capital gain distributions generally will receive the same characterization for Nebraska income tax purposes. Additionally, if a shareholder is subject to the Nebraska financial institutions' franchise tax, fund distributions may effect the determination of such shareholder's franchise tax.

          All shareholders of the Nebraska Tax-Free Fund should consultant their own tax advisors about other state and local tax consequences of their investment in the Fund.

                      PROXY VOTING POLICIES AND PROCEDURES

          The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

          The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

          Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

          The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. Furthermore, Funds Management may solicit the input of underlying portfolio managers advising the Funds on particular issues.

     The Procedures set forth Funds Management's general position on various proposals, such as:

     - Routine Items - Funds' Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, name changes in company name, and other procedural matters related to annual meetings.

     - Corporate Governance - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

     - Anti-Takeover Matters - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

     - Mergers/Acquisitions and Corporate Restructurings - Funds' Management's Proxy Committee will examine these items on a case-by-case basis.

     - Shareholder Rights - Funds Management will generally vote against proposals that may restrict shareholder rights.

          In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

          In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds' voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

          In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the standing Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

          Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the Commission's website at http://www.sec.gov.

                                  CAPITAL STOCK

          The Funds are seven of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

          Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

          With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

          As used in the Prospectuses and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

          Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

          Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

          Set forth below, as of January 15, 2004, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

5% OWNERSHIP AS OF JANUARY 15, 2004
-------------------------------------------------------------------------------
                                                           Type of   Percentage
      Fund                    Name and Address            Ownership   of Class
-------------------------------------------------------------------------------
CALIFORNIA LIMITED TERM TAX-FREE
-------------------------------------------------------------------------------
   Class A           PFPC Brokerage Services               Record          5.29%
                     f/b/o  Wells Fargo
                     211 South Gulph Road
                     King of Prussia, PA  19406-3101
-------------------------------------------------------------------------------
   Class C                           N/A                      N/A           N/A
-------------------------------------------------------------------------------
   Institutional     Wells Fargo Bank MN, NA               Record         55.09%
   Class             f/b/o WF CA Ltd Term Tx Fr Omnibus
                     Attn:  Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
                     Wells Fargo Bank MN, NA               Record         33.59%
                     f/b/o WF CA Ltd Term Tx Fr Omnibus
                     Attn:  Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
                     Wells Fargo Bank MN, NA               Record          5.78%
                     f/b/o WF CA Ltd Term Tx Fr Omnibus
                     Attn:  Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                           Type of   Percentage
      Fund                    Name and Address            Ownership   of Class
-------------------------------------------------------------------------------
CALIFORNIA TAX-FREE
-------------------------------------------------------------------------------
   Class A                          N/A                      N/A            N/A
-------------------------------------------------------------------------------
   Class B                          N/A                      N/A            N/A
-------------------------------------------------------------------------------
                     MLPF&S                                Record          5.22%
                     For the Sole Benefit of Its
                     Customers
   Class C           Attn:  Mutual Fund Administration
                     4800 Deer Lake Dr E, Fl 3
                     Jacksonville, FL  32246-6484
-------------------------------------------------------------------------------
   Institutional     Wells Fargo Bank MN, NA               Record         43.14%
   Class             Wells Fargo CA Tax-Free Bd Fd Cl I
                     Attn:  Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
                     Wells Fargo Bank MN, NA               Record         35.22%
                     Wells Fargo CA Tax-Free Bd Fd Cl I
                     Attn:  Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
                     Wells Fargo Bank MN, NA               Record         11.42%
                     Wells Fargo CA Tax-Free Bd Fd Cl I
                     Attn:  Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           Type of   Percentage
      Fund                    Name and Address            Ownership   of Class
-------------------------------------------------------------------------------
COLORADO TAX-FREE
-------------------------------------------------------------------------------
   Class A           WELLS FARGO INVESTMENTS LLC           Record          9.93%
                     A/C 8110-4011
                     420 Montgomery Street
                     San Francisco, CA  94104-1298
-------------------------------------------------------------------------------
   Class B                          N/A                      N/A            N/A
-------------------------------------------------------------------------------
   Institutional     Wells Fargo Bank MN, NA               Record         83.06%
   Class             f/b/o Colorado Tax-Free Fund - I
                     Attn: Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
                     STROBRO                               Record          9.54%
                     P.O. Box 1930
                     Honolulu, HI  96805-1930
                     Wells Fargo Bank MN, NA               Record          5.05%
                     f/b/o Colorado Tax-Free Fund - I
                     Attn: Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                           Type of   Percentage
      Fund                    Name and Address            Ownership   of Class
-------------------------------------------------------------------------------
MINNESOTA TAX-FREE
-------------------------------------------------------------------------------
   Class A           Charles Schwab & Co Inc               Record          5.23%
                     Special Custody Account
                     Exclusively f/b/o the Customers
                     101 Montgomery St
                     San Francisco, CA  94104-4122
-------------------------------------------------------------------------------
   Class B           American Enterprise Investment        Record          5.09%
                     Services
                     f/b/o 890000611
                     P.O. Box 9446
                     Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------
   Institutional     Wells Fargo Bank MN, NA               Record         45.03%
   Class             f/b/o Minnesota Tax-Free Fund - I
                     Attn: Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
                     Wells Fargo Bank MN, NA               Record         40.99%
                     f/b/o Minnesota Tax-Free Fund - I
                     Attn: Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
                     Wells Fargo Bank MN, NA               Record         10.37%
                     f/b/o Minnesota Tax-Free Fund - I
                     Attn: Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           Type of   Percentage
      Fund                    Name and Address            Ownership   of Class
-------------------------------------------------------------------------------
NATIONAL LIMITED TERM TAX-FREE
-------------------------------------------------------------------------------
   Class A           Stephens Inc.                         Record           100%
                     111 Center Street
                     Suite 300
                     Little Rock, AR  72201
-------------------------------------------------------------------------------
   Class B           Stephens Inc.                         Record           100%
                     111 Center Street
                     Suite 300
                     Little Rock, AR  72201
-------------------------------------------------------------------------------
   Class C           Stephens Inc.                         Record           100%
                     111 Center Street
                     Suite 300
                     Little Rock, AR  72201
-------------------------------------------------------------------------------
   Institutional     Wells Fargo Bank MN, NA               Record         62.04%
   Class             f/b/o Limited Term Tax-Free
                     Fund - I
                     Attn: Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
                     Wells Fargo Bank MN, NA               Record         22.62%
                     f/b/o Limited Term Tax-Free Fund - I
                     Attn: Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
                     Wells Fargo Bank MN, NA               Record         13.57%
                     f/b/o Limited Term Tax-Free Fund - I
                     Attn: Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                           Type of   Percentage
      Fund                    Name and Address            Ownership   of Class
-------------------------------------------------------------------------------
NATIONAL TAX-FREE
-------------------------------------------------------------------------------
   Class A                          N/A                      N/A            N/A
-------------------------------------------------------------------------------
   Class B           American Enterprise Investment        Record          6.18%
                     Services
                     f/b/o 890000611
                     P.O. Box 9446
                     Minneapolis, MN  55440-9446
-------------------------------------------------------------------------------
   Class C           American Enterprise Investment        Record          5.77%
                     Services
                     f/b/o 890000611
                     P.O. Box 9446
                     Minneapolis, MN  55440-9446
                     Wells Fargo Investments LLC           Record          5.66%
                     A/C 7085-7579
                     608 Second Avenue South 8th Fl
                     Minneapolis, MN  55402-1916
-------------------------------------------------------------------------------
   Institutional     Wells Fargo Bank MN, NA               Record         74.26%
   Class             f/b/o Tax-Free Income Fund - I
                     Attn: Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
                     Wells Fargo Bank MN, NA               Record         18.79%
                     f/b/o Tax-Free Income Fund - I
                     Attn: Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
                     Wells Fargo Bank MN, NA               Record          5.12%
                     f/b/o Tax-Free Income Fund - I
                     Attn: Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN  55480-1533
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                           Type of   Percentage
      Fund                    Name and Address            Ownership   of Class
-------------------------------------------------------------------------------
NEBRASKA TAX-FREE FUND
-------------------------------------------------------------------------------
   Institutional     Wells Fargo Bank MN, NA               Record         92.66%
   Class             f/b/o Nebraska Tax-Free Cl I -
                     Cash/Cash
                     Attn: Mutual Fund Ops
                     P.O. Box 1533
                     Minneapolis, MN 55480-1533
-------------------------------------------------------------------------------

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER

     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the Funds for the year ended June 30, 2003, are hereby incorporated by reference to the Funds' Annual Report.

                                    APPENDIX

     The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

Corporate Bonds
---------------

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments.

     B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

     Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

     C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody's
-------

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Short-Term Issue Credit Ratings (including Commercial Paper)
------------------------------------------------------------

S&P:
----

     A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's:
--------

     Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

     Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

     Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

     Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLSFARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23.    Exhibits.

      Exhibit
      Number                                     Description
      -------------             ------------------------------------------------
      (a)                  -    Amended and Restated Declaration of Trust,
                                incorporated by reference to Post-Effective
                                Amendment No. 54, filed December 27, 2002.

      (b)                  -    Not Applicable.

      (c)                  -    Not Applicable.

      (d)(1)(i)            -    Investment Advisory Agreement with Wells Fargo
                                Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 66, filed
                                October 1, 2003.

           (ii)            -    Amended and Restated Fee and Expense Agreement
                                between Wells Fargo Funds Trust and Wells Fargo
                                Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed
                                February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004.

         (2)(i)            -    Investment Sub-Advisory Agreement with Barclays
                                Global Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June
                                15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 49, filed
                                November 1, 2002.

           (ii)            -    Investment Sub-Advisory Agreement with Galliard
                                Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

          (iii)            -    Investment Sub-Advisory Agreement with Peregrine
                                Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

           (iv)            -    Investment Sub-Advisory Agreement with Schroder
                                Investment Management North America Inc., incorporated by reference to Post-Effective
                                Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective
                                Amendment No. 58, filed June 9, 2003; Appendix
                                A, incorporated by reference to Post-Effective
                                Amendment No. 66, filed October 1, 2003.

            (v)            -    Investment Sub-Advisory Agreement with Smith
                                Asset Management Group, L.P, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

           (vi)            -    Investment Sub-Advisory Agreement with Wells
                                Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A, Schedule A, and
                                Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

          (vii)            -    Investment Sub-Advisory Agreement with Dresdner
                                RCM Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

         (viii)            -    Not Applicable.

            (ix)           -    Investment Sub-Advisory Agreement with Cadence
                                Capital Management, incorporated by reference to Post-Effective Amendment No. 26, filed September
                                12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed
                                October 1, 2003.

            (x)            -    Investment Sub-Advisory Agreement with Sutter
                                Advisors LLC, incorporated by reference to Post-Effective Amendment No. 66, filed October
                                1, 2003.

            (xi)           -    Investment Sub-Advisory Agreement with
                                Systematic Financial Management, L.P.,
                                incorporated by reference to Post-Effective
                                Amendment No. 66, filed October 1, 2003.

            (xii)          -    Investment Sub-Advisory Agreement with LSV Asset
                                Management, incorporated by reference to
                                Post-Effective Amendment No. 69, filed January
                                30, 2004.

      (e)                  -    Amended and Restated Distribution Agreement
                                along with Form of Selling Agreement,
                                incorporated by reference to Post-Effective
                                Amendment No. 49, filed November 1, 2002;
                                Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October
                                1, 2003.

      (f)                  -    Not Applicable.

      (g)(1)               -    Not Applicable.

         (2)               -    Custody Agreement with Wells Fargo Bank
                                Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October
                                30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed
                                October 1, 2003.

            (i)            -    Delegation Agreement (17f-5) with Wells Fargo
                                Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed
                                October 30, 2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

         (3)               -    Securities Lending Agreement by and among Wells
                                Fargo Funds Trust, Wells Fargo Funds Management,
                                LLC and Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective
                                Amendment No. 22, filed June 15, 2001; Exhibit
                                A, incorporated by reference to Post-Effective
                                Amendment No. 66, filed October 1, 2003.

         (4)               -    Not Applicable.

      (h)(1)               -    Administration Agreement with Wells Fargo Funds
                                Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August
                                15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 69, filed
                                January 30, 2004.

         (2)               -    Accounting Services Agreement with PFPC Inc.,
                                incorporated by reference to Post-Effective
                                Amendment No. 54, filed December 27, 2002;
                                Exhibit A, incorporated by reference to
                                Post-Effective Amendment No. 66, filed October
                                1, 2003.

         (3)               -    Transfer Agency and Service Agreement with
                                Boston Financial Data Services, Inc.,
                                incorporated by reference to Post-Effective
                                Amendment No. 16, filed October 30, 2000;
                                Amendment to Transfer Agreement, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

         (4)               -    Shareholder Servicing Plan, incorporated by
                                reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

         (5)               -    Shareholder Servicing Agreement, incorporated by
                                reference to Post-Effective Amendment No. 8, filed December 17, 1999.

      (i)                  -    Legal Opinion, filed herewith.

      (j)(A)               -    Consent of Independent Auditors, incorporated by
                                reference to Post-Effective Amendment No. 67, filed October 31, 2003.

      (j)(1)               -    Power of Attorney, Robert C. Brown, incorporated
                                by reference to Post-Effective Amendment No. 65, filed August 15, 2003.

         (2)               -    Not Applicable.

         (3)               -    Not Applicable.

         (4)               -    Power of Attorney, Thomas S. Goho, incorporated
                                by reference to Post-Effective Amendment No. 65, filed August 15, 2003.

         (5)               -    Power of Attorney, Peter G. Gordon, incorporated
                                by reference to Post-Effective Amendment No. 65, filed August 15, 2003.

         (6)               -    Not Applicable.

         (7)               -    Power of Attorney, Richard M. Leach,
                                incorporated by reference to Post-Effective
                                Amendment No. 65, filed August 15, 2003.

         (8)               -    Power of Attorney, J. Tucker Morse, incorporated
                                by reference to Post-Effective Amendment No. 65, filed August 15, 2003.

         (9)               -    Power of Attorney, Timothy J. Penny,
                                incorporated by reference to Post-Effective
                                Amendment No. 65, filed August 15, 2003.

         (10)              -    Power of Attorney, Donald C. Willeke,
                                incorporated by reference to Post-Effective
                                Amendment No. 65, filed August 15, 2003.

         (11)              -    Not Applicable.

         (12)              -    Power of Attorney, Karla M. Rabusch,
                                incorporated by reference to Post-Effective
                                Amendment No. 65, filed August 15, 2003.

         (13)              -    Not Applicable.

         (14)              -    Power of Attorney, Stacie D. DeAngelo,
                                incorporated by reference to Post-Effective
                                Amendment No. 65, filed August 15, 2003.

      (k)                  -    Not Applicable.

      (l)                  -    Not Applicable.

      (m)                  -    Rule 12b-1 Plan, incorporated by reference to
                                Post-Effective Amendment No. 23, filed July 1,
                                2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 69, filed January
                                30, 2004 (see Exhibit (e) above for related
                                Distribution Agreement).

      (n)                  -    Rule 18f-3 Plan, incorporated by reference to
                                Post-Effective Amendment No. 58, filed June 9,
                                2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 69, filed January
                                30, 2004.

      (o)                  -    Not Applicable.

      (p)(1)               -    Joint Code of Ethics for Funds Trust, Master
                                Trust and Variable Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

         (2)               -    Wells Fargo Funds Management, LLC Code of
                                Ethics, incorporated by reference to
                                Post-Effective Amendment No. 20, filed May 1,
                                2001.

         (3)               -    Barclays Global Investors, N.A. Code of Ethics,
                                incorporated by reference to Post-Effective
                                Amendment No. 20, filed May 1, 2001.

         (4)               -    Dresdner RCM Global Investors, LLC Code of
                                Ethics, incorporated by reference to
                                Post-Effective Amendment No. 15, filed October
                                2, 2000.

         (5)               -    Galliard Capital Management, Inc. Code of
                                Ethics, incorporated by reference to
                                Post-Effective Amendment No. 15, filed October
                                2, 2000.

         (6)               -    Peregrine Capital Management, Inc. Code of
                                Ethics, incorporated by reference to
                                Post-Effective Amendment No. 15, filed October
                                2, 2000.

         (7)               -    Schroder Investment Management North America
                                Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed
                                October 2, 2000.

         (8)               -    Smith Asset Management Group, L.P. Code of
                                Ethics, incorporated by reference to
                                Post-Effective Amendment No. 15, filed October
                                2, 2000.

         (9)               -    Wells Capital Management Incorporated Code of
                                Ethics, incorporated by reference to
                                Post-Effective Amendment No. 58, filed June 9,
                                2003.

         (10)              -    Cadence Capital Management Code of Ethics,
                                incorporated by reference to Post-Effective
                                Amendment No. 67, filed October 31, 2003.

         (11)              -    Not Applicable.

         (12)              -    Sutter Advisors LLC Code of Ethics, incorporated
                                by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

         (13)              -    Systematic Financial Management, L.P. Code of
                                Ethics, incorporated by reference to
                                Post-Effective Amendment No. 66, filed October
                                1, 2003.

         (14)              -    LSV Asset Management Code of Ethics and Personal
                                Trading Policy, incorporated by reference to Post-Effective Amendment No. 67, filed October
                                31, 2003.

Item 24.    Persons Controlled by or Under Common Control with the Fund.

            Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.    Indemnification.

            Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.    Business and Other Connections of Investment Adviser.

            (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank,

N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

            To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

            (b) Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust") and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of the Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (c) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (i) Cadence Capital Management ("Cadence") serves as sub-adviser for the Large Cap Appreciation Portfolio of Wells Fargo Master Trust ("Master Trust") in which several Funds of the Trust invest. The descriptions of Cadence in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            (j) Sutter Advisors LLC ("Sutter") serves as the sub-adviser to the High Yield Bond Fund of the Trust. The descriptions of Sutter in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

            (k) Systematic Financial Management, L.P. ("Systematic") serves as sub-adviser to the Large Cap Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

            (l) LSV Asset Management ("LSV") serves as sub-adviser to the Overseas Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27.    Principal Underwriters.

            (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

            (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 501-15510).

            (c)  Not Applicable.

Item 28.    Location of Accounts and Records.

            (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

            (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

            (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

            (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

            (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

            (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

            (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

            (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

            (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

            (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 200 Crescent Court, Suite 850, Dallas, Texas 75201.

            (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

            (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

            (m) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

            (n) Sutter Advisors LLC maintains all Records relating to its services as investment sub-adviser at 550 California Street, San Francisco, California 94104.

            (o) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666.

            (p) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

Item 29.    Management Services.

            Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not Applicable.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 30th day of January, 2004.

                                      WELLS FARGO FUNDS TRUST

                                      By: /s/ Christopher R. Bellonzi
                                         ---------------------------------
                                           Christopher R. Bellonzi
                                           Assistant Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 70 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                                    Title                                           Date
---------                                    -----                                           ----
                *                            Trustee
------------------------------------
Robert C. Brown

                *                            Trustee
------------------------------------
Thomas S. Goho

                *                            Trustee
------------------------------------
Peter G. Gordon

                *                            Trustee
------------------------------------
Richard M. Leach

                *                            Trustee
------------------------------------
J. Tucker Morse

                *                            Trustee
------------------------------------
Timothy J. Penny

                *                            Trustee
------------------------------------
Donald C. Willeke

                *                            President
------------------------------------         (Principal Executive Officer)
Karla M. Rabusch

                *                            Treasurer
------------------------------------         (Principal Financial Officer)
Stacie D. DeAngelo

                                                                                           01/30/2004

*By:  /s/ Christopher R. Bellonzi
     ----------------------------------------
       Christopher R. Bellonzi
       As Attorney-in-Fact
       January 30, 2004

                             WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                  EXHIBIT INDEX

     EXHIBIT NUMBER                            DESCRIPTION

     EX-99.B(i)                        Legal Opinion